UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 30.1%
Consumer Staples - 3.9%
Beverages - 0.7%
Anheuser-Busch InBev SA/NV	514	$63,773
Asahi Group Holdings Ltd.	1,600	52,350
Brown-Forman Corp.-Class B	3,106	150,796
Carlsberg A/S-Class B	521	48,907
Coca-Cola Amatil Ltd.	8,871	65,094
Coca-Cola Co. (The)	5,228	227,052
Coca-Cola European Partners PLC	3,355	129,000
Coca-Cola HBC AG (a)	2,570	56,553
Constellation Brands, Inc.-Class A	920	150,926
Diageo PLC	2,904	80,484
Dr Pepper Snapple Group, Inc.	1,776	166,411
Heineken Holding NV	852	68,680
Heineken NV	813	72,813
Kirin Holdings Co., Ltd.	3,600	58,665
Molson Coors Brewing Co.-Class B	1,534	156,959
Monster Beverage Corp. (a)	780	120,034
PepsiCo, Inc.	2,224	237,412
Pernod Ricard SA	575	66,162
Remy Cointreau SA	848	74,103
SABMiller PLC (London)	2,521	145,665
Suntory Beverage & Food Ltd.	1,000	39,729
Treasury Wine Estates Ltd.	935	7,873

		2,239,441

Food & Staples Retailing - 1.0%
Aeon Co., Ltd.	3,400	46,755
Alimentation Couche-Tard, Inc.-Class B	2,957	152,495
Carrefour SA	1,577	39,793
Casino Guichard Perrachon SA	548	27,162
Colruyt SA	1,456	79,972
Costco Wholesale Corp.	1,192	193,211
CVS Health Corp.	1,712	159,901
Distribuidora Internacional de Alimentacion SA	9,869	60,279
Empire Co., Ltd.-Class A	8,829	145,220
FamilyMart Co., Ltd.	900	64,512
George Weston Ltd.	2,104	181,136
ICA Gruppen AB	2,165	74,007
J Sainsbury PLC	15,402	48,605
Jean Coutu Group PJC, Inc. (The)-Class A	8,252	122,138
Jeronimo Martins SGPS SA	4,243	68,603
Koninklijke Ahold Delhaize NV	5,772	138,567
Kroger Co. (The)	3,559	113,852
Lawson, Inc.	500	35,099
Loblaw Cos., Ltd.	3,359	182,755
METRO AG	1,740	51,572
Metro, Inc.	4,804	163,162
Rite Aid Corp. (a)	2,587	19,480
Seven & i Holdings Co., Ltd.	1,000	42,092
Sysco Corp.	3,968	205,780
Tesco PLC (a)	20,272	44,283
Wal-Mart Stores, Inc.	2,659	189,959
Walgreens Boots Alliance, Inc.	1,614	130,266
Wesfarmers Ltd.	1,984	63,205
Whole Foods Market, Inc.	2,925	88,861
Wm Morrison Supermarkets PLC	21,660	56,046

Company	Shares	U.S. $ Value
Woolworths Ltd.	2,877	$51,185

		3,039,953

Food Products - 1.2%
Ajinomoto Co., Inc.	2,000	42,446
Archer-Daniels-Midland Co.	3,137	137,275
Aryzta AG (a)	1,540	61,407
Associated British Foods PLC	1,766	70,526
Barry Callebaut AG (REG) (a)	64	82,292
Bunge Ltd.	2,083	133,104
Calbee, Inc.	1,100	39,999
Campbell Soup Co.	2,136	129,698
Chocoladefabriken Lindt & Spruengli AG	11	63,733
Chocoladefabriken Lindt & Spruengli AG (REG)	1	68,822
ConAgra Foods, Inc.	3,090	144,025
Danone SA	977	74,376
General Mills, Inc.	3,198	226,482
Golden Agri-Resources Ltd.	152,500	40,223
Hershey Co. (The)	1,831	182,899
Hormel Foods Corp.	2,949	112,829
JM Smucker Co. (The)	1,450	205,595
Kellogg Co.	2,317	190,481
Kerry Group PLC-Class A	830	70,529
Kikkoman Corp.	1,000	31,468
Kraft Heinz Co. (The)	2,092	187,213
McCormick & Co., Inc./MD	1,807	184,242
Mead Johnson Nutrition Co.-Class A	985	83,794
MEIJI Holdings Co., Ltd.	600	54,059
Mondelez International, Inc.-Class A	2,812	126,596
Nestle SA (REG)	1,120	89,256
NH Foods Ltd.	2,000	43,873
Nisshin Seifun Group, Inc.	2,700	38,196
Nissin Foods Holdings Co., Ltd.	900	49,941
Orkla ASA	7,567	69,249
Saputo, Inc.	4,726	157,125
Tate & Lyle PLC	8,642	83,281
Toyo Suisan Kaisha Ltd.	1,200	49,215
Tyson Foods, Inc.-Class A	1,842	139,200
WH Group Ltd. (b)	70,000	54,956
WhiteWave Foods Co. (The) (a)	2,505	138,852
Wilmar International Ltd.	19,400	43,743
Yakult Honsha Co., Ltd.	1,000	44,204
Yamazaki Baking Co., Ltd.	2,000	45,471

		3,790,675

Household Products - 0.5%
Church & Dwight Co., Inc.	2,014	200,232
Clorox Co. (The)	1,551	203,243
Colgate-Palmolive Co.	2,806	208,598
Edgewell Personal Care Co. (a)	1,376	110,094
Henkel AG & Co. KGaA	684	76,643
Henkel AG & Co. KGaA (Preference Shares)	600	78,641
Kimberly-Clark Corp.	1,472	188,504
Procter & Gamble Co. (The)	2,585	225,696
Reckitt Benckiser Group PLC	833	80,467
Svenska Cellulosa AB SCA-Class B	2,026	62,270
Unicharm Corp.	1,500	36,454

		1,470,842

Company	Shares	U.S. $ Value
Personal Products - 0.2%
Beiersdorf AG	747	$69,432
Estee Lauder Cos., Inc. (The)-Class A	1,695	151,245
Kao Corp.	900	46,799
Kose Corp.	500	44,925
L’Oreal SA	372	70,439
Shiseido Co., Ltd.	1,800	45,310
Unilever NV	1,434	65,980
Unilever PLC	1,796	83,372

		577,502

Tobacco - 0.3%
Altria Group, Inc.	2,980	196,948
British American Tobacco PLC	1,422	88,225
Imperial Brands PLC	1,391	72,962
Japan Tobacco, Inc.	1,099	42,585
Philip Morris International, Inc.	2,096	209,453
Reynolds American, Inc.	3,215	159,368
Swedish Match AB	2,076	73,926

		843,467

		11,961,880

Financials - 3.7%
Banks - 1.6%
Agricultural Bank of China Ltd.-Class H	838,000	343,809
Aozora Bank Ltd.	6,000	21,251
Australia & New Zealand Banking Group Ltd.	1,078	21,750
Banco Bilbao Vizcaya Argentaria SA	2,771	17,221
Banco Comercial Portugues SA (a)	445,086	8,959
Banco de Sabadell SA	11,370	15,421
Banco Espirito Santo SA (REG) (a)(c)(d)	17,161	0	^
Banco Popolare SC	1,281	3,201
Banco Popular Espanol SA	4,798	6,492
Banco Santander SA	3,391	15,210
Bank of America Corp.	2,247	36,267
Bank of China Ltd.-Class H	709,000	318,123
Bank of Communications Co., Ltd.-Class H	451,000	347,201
Bank of East Asia Ltd. (The)	6,000	24,199
Bank of Ireland (a)	55,742	12,606
Bank of Kyoto Ltd. (The)	3,000	21,739
Bank of Montreal	1,056	70,040
Bank of Nova Scotia (The)	1,165	62,017
Bank of Queensland Ltd.	2,343	18,551
Bankia SA	11,512	9,705
Bankinter SA	4,382	32,160
Barclays PLC	8,382	18,944
BB&T Corp.	1,211	46,623
Bendigo & Adelaide Bank Ltd.	3,013	24,822
BNP Paribas SA	319	16,291
BOC Hong Kong Holdings Ltd.	8,000	27,931
CaixaBank SA	6,539	17,633
Canadian Imperial Bank of Commerce/Canada	818	64,933
Chiba Bank Ltd. (The)	4,000	23,759
China CITIC Bank Corp. Ltd.-Class H	530,000	348,946
China Construction Bank Corp.-Class H	465,000	347,722
China Everbright Bank Co., Ltd.-Class H	690,000	325,744
China Minsheng Banking Corp. Ltd.-Class H	354,500	380,199

Company	Shares	U.S. $ Value
Chugoku Bank Ltd. (The)	2,000	$24,670
CIT Group, Inc.	751	27,697
Citigroup, Inc.	740	35,328
Citizens Financial Group, Inc.	1,676	41,515
Comerica, Inc.	803	37,974
Commerzbank AG	1,605	11,258
Commonwealth Bank of Australia	463	24,943
Concordia Financial Group Ltd. (a)	4,000	20,680
Credit Agricole SA	1,284	12,186
CYBG PLC (a)	273	955
Danske Bank A/S	743	21,809
DBS Group Holdings Ltd.	1,900	20,875
DNB ASA	1,440	17,463
Erste Group Bank AG (a)	715	20,084
Fifth Third Bancorp	1,944	39,191
First Republic Bank/CA	519	39,942
Fukuoka Financial Group, Inc.	6,000	25,444
Gunma Bank Ltd. (The)	5,000	23,627
Hachijuni Bank Ltd. (The)	5,000	26,494
Hang Seng Bank Ltd.	1,800	31,525
Hiroshima Bank Ltd. (The)	5,000	20,875
Hokuhoku Financial Group, Inc.	14,000	19,387
HSBC Holdings PLC	4,922	36,595
Huntington Bancshares, Inc./OH	3,843	38,468
ING Groep NV	1,377	17,234
Intesa Sanpaolo SpA	5,079	12,068
Intesa Sanpaolo SpA-RSP	6,000	13,288
Iyo Bank Ltd. (The)	3,100	20,012
Japan Post Bank Co., Ltd.	1,700	20,015
Joyo Bank Ltd. (The)	6,000	23,870
JPMorgan Chase & Co.	691	46,642
KBC Group NV (a)	344	20,396
KeyCorp	3,004	37,730
Kyushu Financial Group, Inc.	3,500	20,780
Lloyds Banking Group PLC	24,951	19,447
M&T Bank Corp.	381	45,084
Mitsubishi UFJ Financial Group, Inc.	3,100	17,076
Mizuho Financial Group, Inc.	12,400	21,605
National Australia Bank Ltd.	1,095	22,457
National Bank of Canada	1,517	53,316
Natixis SA	3,006	13,331
Nordea Bank AB	2,169	21,177
Oversea-Chinese Banking Corp., Ltd.	3,279	20,641
People’s United Financial, Inc.	3,034	49,302
PNC Financial Services Group, Inc. (The)	507	45,681
Raiffeisen Bank International AG (a)	1,034	14,714
Regions Financial Corp.	3,722	37,108
Resona Holdings, Inc.	5,800	26,562
Royal Bank of Canada	986	61,300
Royal Bank of Scotland Group PLC (a)	6,395	16,930
Seven Bank Ltd.	5,300	18,780
Shinsei Bank Ltd.	16,000	25,569
Shizuoka Bank Ltd. (The)	3,000	24,754
Signature Bank/New York NY (a)	224	27,330
Skandinaviska Enskilda Banken AB-Class A	2,230	21,767
Societe Generale SA	353	12,888
Standard Chartered PLC (a)	2,771	23,356
Sumitomo Mitsui Financial Group, Inc.	500	17,491
Sumitomo Mitsui Trust Holdings, Inc.	5,000	17,941

Company	Shares	U.S. $ Value
SunTrust Banks, Inc.	997	$43,938
Suruga Bank Ltd.	1,200	28,589
Svenska Handelsbanken AB-Class A	1,707	21,999
Swedbank AB-Class A	1,007	23,162
Toronto-Dominion Bank (The)	1,439	64,214
UniCredit SpA	2,927	7,528
Unione di Banche Italiane SpA	2,692	7,246
United Overseas Bank Ltd.	1,600	21,098
US Bancorp	1,121	49,492
Wells Fargo & Co.	921	46,787
Westpac Banking Corp.	925	20,446
Yamaguchi Financial Group, Inc.	2,000	21,132

		4,931,727

Capital Markets - 0.6%
3i Group PLC	4,572	36,900
Aberdeen Asset Management PLC	5,793	24,406
Affiliated Managers Group, Inc. (a)	168	23,864
Ameriprise Financial, Inc.	357	36,086
Bank of New York Mellon Corp. (The)	1,004	41,837
BlackRock, Inc.-Class A	103	38,399
Brookfield Asset Management, Inc.-Class A	1,436	48,454
Charles Schwab Corp. (The)	1,031	32,435
CI Financial Corp.	1,976	38,679
CITIC Securities Co., Ltd.-Class H	161,000	358,663
Credit Suisse Group AG (REG) (a)	1,031	13,442
Daiwa Securities Group, Inc.	2,000	11,717
Deutsche Bank AG (REG) (a)	641	9,423
E*TRADE Financial Corp. (a)	1,107	29,203
Eaton Vance Corp.	1,010	40,430
Franklin Resources, Inc.	966	35,259
Goldman Sachs Group, Inc. (The)	241	40,840
Haitong Securities Co., Ltd.-Class H	198,800	344,679
Hargreaves Lansdown PLC	1,429	24,819
ICAP PLC	3,894	24,472
IGM Financial, Inc.	1,652	46,736
Invesco Ltd.	1,157	36,087
Investec PLC	3,763	22,278
Julius Baer Group Ltd. (a)	506	21,226
Legg Mason, Inc.	892	30,854
Macquarie Group Ltd.	385	23,306
Morgan Stanley	1,145	36,709
Nomura Holdings, Inc.	4,600	21,716
Northern Trust Corp.	569	40,166
Partners Group Holding AG	65	29,821
Platinum Asset Management Ltd.	4,355	17,576
Raymond James Financial, Inc.	745	43,337
SBI Holdings, Inc./Japan	1,500	17,839
Schroders PLC	649	23,739
SEI Investments Co.	789	36,373
State Street Corp.	594	41,723
T Rowe Price Group, Inc.	603	41,933
TD Ameritrade Holding Corp.	1,071	35,198
UBS Group AG	1,220	17,680

		1,838,304

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Acom Co., Ltd. (a)	4,600	$22,033
AEON Financial Service Co., Ltd.	900	16,575
Ally Financial, Inc.	1,506	30,180
American Express Co.	710	46,562
Capital One Financial Corp.	504	36,086
Credit Saison Co., Ltd.	1,000	17,239
Discover Financial Services	837	50,220
Navient Corp.	3,510	50,474
Provident Financial PLC	510	20,134
Synchrony Financial	1,208	33,619

		323,122

Diversified Financial Services - 0.3%
AMP Ltd.	5,895	23,270
ASX Ltd.	962	36,933
Berkshire Hathaway, Inc.-Class B (a)	288	43,341
Challenger Ltd./Australia	3,694	25,470
CME Group, Inc.-Class A	476	51,575
Deutsche Boerse AG	248	19,812
Element Financial Corp.	2,160	22,483
Eurazeo SA	381	23,143
EXOR SpA	491	20,189
First Pacific Co., Ltd./Hong Kong	30,000	22,454
Groupe Bruxelles Lambert SA	367	32,232
Hong Kong Exchanges and Clearing Ltd.	900	21,958
IHS Markit Ltd. (a)	2,386	89,045
Industrivarden AB-Class C	1,494	27,198
Intercontinental Exchange, Inc.	158	44,559
Investor AB-Class B	702	24,754
Japan Exchange Group, Inc.	1,500	23,479
Kinnevik AB	859	21,119
Leucadia National Corp.	1,851	35,447
London Stock Exchange Group PLC	599	21,657
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,700	22,071
Moody’s Corp.	399	43,367
MSCI, Inc.-Class A	514	46,322
Nasdaq, Inc.	612	43,580
Onex Corp.	703	42,934
ORIX Corp.	1,100	15,852
Pargesa Holding SA	500	34,493
S&P Global, Inc.	384	47,439
Singapore Exchange Ltd.	3,800	21,054
Voya Financial, Inc.	1,167	34,123
Wendel SA	222	25,265

		1,006,618

Insurance - 1.1%
Admiral Group PLC	807	21,744
Aegon NV	3,401	13,951
Aflac, Inc.	841	62,385
Ageas	605	20,979
AIA Group Ltd.	4,200	26,452
Alleghany Corp. (a)	120	64,344
Allianz SE (REG)	163	24,231
Allstate Corp. (The)	838	57,788
American International Group, Inc.	798	47,744
Aon PLC	550	61,243
Arch Capital Group Ltd. (a)	759	61,433
Arthur J Gallagher & Co.	1,161	57,365
Assicurazioni Generali SpA	1,377	17,539

Company	Shares	U.S. $ Value
Assurant, Inc.	479	$42,894
Aviva PLC	3,542	19,989
Axis Capital Holdings Ltd.	1,017	57,837
Baloise Holding AG (REG)	270	32,167
China Life Insurance Co., Ltd.-Class H	88,000	209,717
Chubb Ltd.	437	55,468
Cincinnati Financial Corp.	782	60,300
CNP Assurances	1,485	23,954
Dai-ichi Life Insurance Co., Ltd. (The)	1,300	18,157
Direct Line Insurance Group PLC	7,209	35,011
Everest Re Group Ltd.	298	57,627
Fairfax Financial Holdings Ltd.	74	41,882
FNF Group	1,282	48,319
Gjensidige Forsikring ASA	1,793	30,738
Great-West Lifeco, Inc.	1,884	44,995
Hannover Rueck SE (REG)	221	22,593
Hartford Financial Services Group, Inc. (The)	862	35,402
Industrial Alliance Insurance & Financial Services, Inc.	1,434	51,110
Insurance Australia Group Ltd.	6,153	25,674
Intact Financial Corp.	926	67,208
Japan Post Holdings Co., Ltd.	1,600	20,963
Legal & General Group PLC	10,096	27,927
Lincoln National Corp.	730	35,062
Loews Corp.	1,588	66,474
Manulife Financial Corp.	2,680	36,560
Mapfre SA	12,278	33,301
Markel Corp. (a)	56	52,142
Marsh & McLennan Cos., Inc.	1,007	68,103
Medibank Pvt Ltd.	13,277	26,813
MetLife, Inc.	806	34,980
MS&AD Insurance Group Holdings, Inc.	500	14,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	139	25,101
New China Life Insurance Co., Ltd.-Class H	74,000	299,811
NN Group NV	865	25,826
Old Mutual PLC	7,706	19,684
Power Corp. of Canada	2,074	43,840
Power Financial Corp.	2,069	47,662
Principal Financial Group, Inc.	877	43,034
Progressive Corp. (The)	1,657	53,952
Prudential Financial, Inc.	457	36,277
Prudential PLC	1,453	26,138
QBE Insurance Group Ltd.	2,590	19,271
RenaissanceRe Holdings Ltd.	509	60,927
RSA Insurance Group PLC	4,542	29,637
Sampo Oyj-Class A	581	24,990
SCOR SE	655	19,326
Sompo Japan Nipponkoa Holdings, Inc.	600	19,273
Sony Financial Holdings, Inc.	1,472	20,269
St James’s Place PLC	1,688	21,801
Standard Life PLC	5,165	24,744
Sun Life Financial, Inc.	1,583	49,950
Suncorp Group Ltd.	2,885	27,526
Swiss Life Holding AG (a)	107	26,827
Swiss Re AG	284	24,000
T&D Holdings, Inc.	2,150	24,591
Tokio Marine Holdings, Inc.	500	19,695
Torchmark Corp.	880	56,918
Travelers Cos., Inc. (The)	534	63,391

Company	Shares	U.S. $ Value
Tryg A/S	1,275	$25,476
UnipolSai SpA	9,011	15,079
Unum Group	1,158	41,236
Willis Towers Watson PLC	414	51,340
WR Berkley Corp.	999	59,311
XL Group Ltd.	1,514	51,824
Zurich Insurance Group AG (a)	110	28,168

		3,361,771

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,242	48,987

		11,510,529

Information Technology - 3.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	3,710	116,643
F5 Networks, Inc. (a)	826	101,375
Harris Corp.	1,251	116,318
Juniper Networks, Inc.	2,859	65,986
Motorola Solutions, Inc.	1,485	114,330
Nokia Oyj	7,917	44,655
Palo Alto Networks, Inc. (a)	359	47,808
Telefonaktiebolaget LM Ericsson-Class B	6,545	46,615

		653,730

Electronic Equipment, Instruments & Components - 0.4%
Alps Electric Co., Ltd.	1,100	24,903
Amphenol Corp.-Class A	1,992	124,122
Arrow Electronics, Inc. (a)	1,365	89,858
Avnet, Inc.	2,219	92,488
CDW Corp./DE	2,113	94,345
Citizen Holdings Co., Ltd.	3,800	21,049
Corning, Inc.	4,746	107,687
Flextronics International Ltd. (a)	7,933	105,033
FLIR Systems, Inc.	2,984	91,997
Hamamatsu Photonics KK	800	25,217
Hexagon AB-Class B	1,729	70,343
Hirose Electric Co., Ltd.	200	25,718
Hitachi High-Technologies Corp.	800	29,696
Hitachi Ltd.	5,000	24,035
Ingenico Group SA	534	57,602
Kyocera Corp.	500	23,775
Murata Manufacturing Co., Ltd.	100	13,485
Nippon Electric Glass Co., Ltd.	4,000	20,113
Omron Corp.	700	23,771
Shimadzu Corp.	1,000	15,685
TDK Corp.	300	21,484
TE Connectivity Ltd.	1,736	110,358
Trimble Navigation Ltd. (a)	2,531	69,349
Yaskawa Electric Corp.	1,900	28,039
Yokogawa Electric Corp.	2,200	28,230

		1,338,382

Internet Software & Services - 0.3%
Akamai Technologies, Inc. (a)	1,156	63,464
Alphabet, Inc.-Class A (a)	130	102,681

Company	Shares	U.S. $ Value
Alphabet, Inc.-Class C (a)	134	$102,785
eBay, Inc. (a)	3,501	112,592
Facebook, Inc.-Class A (a)	702	88,536
Kakaku.com, Inc.	1,100	18,400
LinkedIn Corp.-Class A (a)	388	74,787
Mixi, Inc.	600	21,305
Twitter, Inc. (a)	2,184	41,955
United Internet AG	1,096	45,022
VeriSign, Inc. (a)(e)	943	70,206
Yahoo Japan Corp.	5,100	20,830
Yahoo!, Inc. (a)	1,854	79,259
Zillow Group, Inc.-Class C (a)(e)	3,415	115,598

		957,420

IT Services - 0.8%
Accenture PLC-Class A	987	113,505
Alliance Data Systems Corp. (a)	338	69,148
Amadeus IT Group SA-Class A	1,529	70,277
Atos SE	809	79,764
Automatic Data Processing, Inc.	1,411	126,722
Capgemini SA	580	56,672
CGI Group, Inc.-Class A (a)	2,199	107,032
Cognizant Technology Solutions Corp.-Class A (a)	1,456	83,633
Computershare Ltd.	3,618	26,829
Fidelity National Information Services, Inc.	1,638	129,943
Fiserv, Inc. (a)	1,106	113,973
FleetCor Technologies, Inc. (a)	521	85,548
Fujitsu Ltd.	4,000	20,371
Gartner, Inc. (a)	1,237	112,567
Global Payments, Inc.	1,293	98,203
International Business Machines Corp.	757	120,272
Itochu Techno-Solutions Corp.	1,100	26,882
MasterCard, Inc.-Class A	1,146	110,738
Nomura Research Institute Ltd.	600	20,314
NTT Data Corp.	400	20,857
Obic Co., Ltd.	400	20,527
Otsuka Corp.	400	16,976
Paychex, Inc.	2,227	135,112
PayPal Holdings, Inc. (a)	1,857	68,988
Sabre Corp.	2,927	82,395
Teradata Corp. (a)	2,614	82,942
Total System Services, Inc.	1,858	91,506
Vantiv, Inc.-Class A (a)	1,717	92,272
Visa, Inc.-Class A	1,427	115,444
Western Union Co. (The)-Class W	4,599	98,970
Worldpay Group PLC (a)(b)	13,344	52,361
Xerox Corp.	8,435	83,085

		2,533,828

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	1,474	92,213
Applied Materials, Inc.	4,448	132,728
ARM Holdings PLC	4,550	101,349
ASM Pacific Technology Ltd.	2,600	20,212
ASML Holding NV	611	65,224

Company	Shares	U.S. $ Value
Broadcom Ltd.	452	$79,742
Infineon Technologies AG	3,831	64,286
Intel Corp.	2,902	104,153
KLA-Tencor Corp.	1,631	112,963
Lam Research Corp.	1,012	94,440
Linear Technology Corp.	2,104	122,537
Marvell Technology Group Ltd.	5,271	65,360
Maxim Integrated Products, Inc.	2,268	92,353
Microchip Technology, Inc. (e)	1,831	113,357
Micron Technology, Inc. (a)	3,650	60,189
NVIDIA Corp.	1,964	120,472
NXP Semiconductors NV (a)	507	44,626
Qorvo, Inc. (a)	807	46,346
QUALCOMM, Inc.	1,605	101,227
Rohm Co., Ltd.	400	20,033
Skyworks Solutions, Inc.	726	54,348
STMicroelectronics NV	6,863	51,577
Texas Instruments, Inc.	1,770	123,086
Tokyo Electron Ltd.	300	27,619
Xilinx, Inc.	1,812	98,229

		2,008,669

Software - 0.9%
Activision Blizzard, Inc.	2,032	84,064
Adobe Systems, Inc. (a)	905	92,591
ANSYS, Inc. (a)	1,226	116,580
Autodesk, Inc. (a)	1,130	76,162
CA, Inc.	3,264	110,682
CDK Global, Inc.	1,755	101,755
Citrix Systems, Inc. (a)	927	80,835
Constellation Software, Inc./Canada	196	85,517
Dassault Systemes	753	63,577
Electronic Arts, Inc. (a)	1,110	90,165
Fortinet, Inc. (a)	2,036	73,581
Gemalto NV	814	56,858
GungHo Online Entertainment, Inc.	8,100	19,273
Intuit, Inc.	1,004	111,896
Konami Holdings Corp.	700	24,762
Microsoft Corp.	1,769	101,647
Mobileye NV (a)	744	36,374
NetSuite, Inc. (a)	917	99,861
Nexon Co., Ltd.	1,300	17,844
Nintendo Co., Ltd.	100	22,076
Nuance Communications, Inc. (a)	4,030	58,758
Open Text Corp.	1,962	123,399
Oracle Corp.	2,446	100,824
Oracle Corp. Japan	500	29,115
Red Hat, Inc. (a)	897	65,463
Sage Group PLC (The)	8,315	79,223
salesforce.com, Inc. (a)	932	74,020
SAP SE	921	80,882
ServiceNow, Inc. (a)	684	49,706
Splunk, Inc. (a)	1,020	59,405
Symantec Corp.	5,244	126,538
Synopsys, Inc. (a)	1,604	95,101

Company	Shares	U.S. $ Value
Tableau Software, Inc.-Class A (a)	812	$47,120
Trend Micro, Inc./Japan	500	17,753
VMware, Inc.-Class A (a)(e)	1,176	86,236
Workday, Inc.-Class A (a)	703	59,607

		2,619,250

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	932	98,885
BlackBerry Ltd. (a)	6,600	50,076
Brother Industries Ltd.	1,900	31,958
Canon, Inc.	1,100	31,543
EMC Corp.	3,566	103,378
FUJIFILM Holdings Corp.	600	22,578
Hewlett Packard Enterprise Co.	4,029	86,543
HP, Inc.	6,059	87,068
Konica Minolta, Inc.	2,000	18,067
NEC Corp.	7,000	17,841
NetApp, Inc.	2,826	97,751
Ricoh Co., Ltd.	2,600	23,484
Seagate Technology PLC	1,442	48,653
Seiko Epson Corp.	1,200	22,999
Western Digital Corp.	1,168	54,511

		795,335

		10,906,614

Industrials - 3.5%
Aerospace & Defense - 0.5%
Airbus Group SE	328	19,214
B/E Aerospace, Inc.	1,371	69,304
BAE Systems PLC	4,996	35,304
Boeing Co. (The)	561	72,621
Bombardier, Inc.-Class B (a)	79,396	130,167
CAE, Inc.	7,156	102,042
Cobham PLC	8,409	17,849
General Dynamics Corp.	654	99,552
Honeywell International, Inc.	807	94,185
L-3 Communications Holdings, Inc.	737	109,680
Leonardo-Finmeccanica SpA (a)	1,704	19,459
Lockheed Martin Corp.	444	107,879
Meggitt PLC	4,235	26,046
Northrop Grumman Corp.	487	103,278
Raytheon Co.	759	106,359
Rockwell Collins, Inc.	965	80,761
Rolls-Royce Holdings PLC (a)	2,399	24,256
Safran SA	344	24,118
Singapore Technologies Engineering Ltd.	5,000	11,836
Textron, Inc.	1,807	73,816
Thales SA	362	31,399
TransDigm Group, Inc. (a)	271	77,287
United Technologies Corp.	952	101,321
Zodiac Aerospace	708	16,139

		1,553,872

Air Freight & Logistics - 0.2%
Bollore SA	6,241	22,592
CH Robinson Worldwide, Inc.	1,105	76,709

Company	Shares	U.S. $ Value
Deutsche Post AG (REG)	936	$29,571
Expeditors International of Washington, Inc.	1,778	90,056
FedEx Corp.	511	84,279
Kuehne & Nagel International AG (REG)	250	34,929
Royal Mail PLC	4,942	33,349
TNT Express BV (a)(c)(d)	2,975	26,548
United Parcel Service, Inc.-Class B	998	109,001
Yamato Holdings Co., Ltd.	600	14,167

		521,201

Airlines - 0.1%
American Airlines Group, Inc.	1,247	45,266
ANA Holdings, Inc.	4,000	10,885
Cathay Pacific Airways Ltd.	8,000	11,497
Delta Air Lines, Inc.	1,142	41,968
Deutsche Lufthansa AG (REG)	1,439	16,739
easyJet PLC	1,456	21,134
International Consolidated Airlines Group SA	3,218	16,205
Japan Airlines Co., Ltd.	300	9,157
Qantas Airways Ltd.	3,669	8,927
Singapore Airlines Ltd.	1,500	11,554
Southwest Airlines Co.	1,358	50,083
United Continental Holdings, Inc. (a)	884	44,562

		287,977

Building Products - 0.1%
Asahi Glass Co., Ltd.	2,000	12,734
Assa Abloy AB-Class B	1,252	25,324
Cie de Saint-Gobain	588	25,811
Daikin Industries Ltd.	200	18,556
Fortune Brands Home & Security, Inc.	1,189	75,573
Geberit AG (REG)	94	41,040
LIXIL Group Corp.	500	10,095
Masco Corp.	2,287	81,143
TOTO Ltd.	400	15,216

		305,492

Commercial Services & Supplies - 0.3%
Aggreko PLC	1,454	19,460
Babcock International Group PLC	2,910	39,993
Brambles Ltd.	1,629	15,057
Cintas Corp.	1,017	119,508
Dai Nippon Printing Co., Ltd.	1,000	10,181
Edenred	1,019	22,248
G4S PLC	11,387	34,495
ISS A/S	619	25,067
Park24 Co., Ltd.	500	14,635
Republic Services, Inc.-Class A	2,329	117,661
Secom Co., Ltd.	200	15,186
Securitas AB-Class B	1,698	29,495
Societe BIC SA	185	27,033
Sohgo Security Services Co., Ltd.	200	10,004
Stericycle, Inc. (a)	628	53,996
Toppan Printing Co., Ltd.	1,000	8,924
Tyco International PLC	2,206	96,358
Waste Connections, Inc. (a)	1,252	95,690
Waste Connections, Inc.	1,280	97,664
Waste Management, Inc.	2,073	132,548

		985,203

Company	Shares	U.S. $ Value
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	828	$23,481
Boskalis Westminster	584	20,941
Bouygues SA	516	16,402
Brookfield Business Partners LP	28	641
Chicago Bridge & Iron Co. NV	1,264	37,642
China Communications Construction Co., Ltd.-Class H	248,000	269,482
China Railway Construction Corp. Ltd.-Class H	224,500	273,982
China Railway Group Ltd.-Class H	360,000	265,939
CIMIC Group Ltd.	462	10,260
Ferrovial SA	1,682	33,171
Fluor Corp.	1,175	60,983
Jacobs Engineering Group, Inc. (a)	1,673	88,150
JGC Corp.	1,000	15,873
Kajima Corp.	2,000	13,433
Obayashi Corp.	1,100	10,161
Orascom Construction Ltd. (a)	173	865
Quanta Services, Inc. (a)	2,432	62,575
Shimizu Corp.	1,000	8,922
Skanska AB-Class B	1,298	28,414
SNC-Lavalin Group, Inc.	2,339	99,703
Taisei Corp.	2,000	15,031
Vinci SA	420	31,910

		1,387,961

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	1,756	38,091
Acuity Brands, Inc.	231	63,553
AMETEK, Inc.	1,516	73,905
Eaton Corp. PLC	1,158	77,053
Emerson Electric Co.	1,574	82,918
Fuji Electric Co., Ltd.	3,000	13,698
Legrand SA	508	30,519
Mabuchi Motor Co., Ltd.	200	10,634
Mitsubishi Electric Corp.	1,000	13,086
Nidec Corp.	100	9,024
OSRAM Licht AG	447	23,353
Prysmian SpA	1,077	26,607
Rockwell Automation, Inc.	616	71,413
Schneider Electric SE (Paris)	400	27,289
Sensata Technologies Holding NV (a)	1,439	54,797
Vestas Wind Systems A/S	287	23,822

		639,762

Industrial Conglomerates - 0.1%
3M Co.	617	110,591
CK Hutchison Holdings Ltd.	1,184	15,191
General Electric Co.	3,256	101,717
Jardine Matheson Holdings Ltd.	200	11,963
Keihan Holdings Co., Ltd.	2,000	12,982
Keppel Corp., Ltd.	2,700	10,237
Koninklijke Philips NV	884	25,631
NWS Holdings Ltd.	7,257	12,946
Roper Technologies, Inc.	458	81,318

Company	Shares	U.S. $ Value
Seibu Holdings, Inc.	600	$9,869
Sembcorp Industries Ltd.	5,600	11,141
Siemens AG (REG)	282	33,642
Smiths Group PLC	2,526	44,493
Toshiba Corp. (a)	4,000	12,674

		494,395

Machinery - 0.7%
AGCO Corp.	1,106	53,685
Alfa Laval AB	1,450	22,514
Alstom SA (a)	938	24,861
Amada Holdings Co., Ltd.	1,200	12,558
ANDRITZ AG	585	29,875
Atlas Copco AB-Class A	939	26,614
Atlas Copco AB-Class B	1,104	28,352
Caterpillar, Inc.	834	68,346
CNH Industrial NV	2,685	19,634
Cummins, Inc.	606	76,120
Deere & Co.	847	71,614
Dover Corp.	962	69,745
FANUC Corp.	100	17,040
Flowserve Corp.	1,390	67,234
Fortive Corp.	559	29,442
GEA Group AG	578	30,968
Hino Motors Ltd.	1,000	11,106
Hitachi Construction Machinery Co., Ltd.	600	11,251
Hoshizaki Corp.	100	8,009
IHI Corp.	4,000	12,254
Illinois Tool Works, Inc.	885	105,182
IMI PLC	2,522	35,001
Ingersoll-Rand PLC	1,147	77,984
JTEKT Corp.	900	14,029
Kawasaki Heavy Industries Ltd.	3,000	8,805
Komatsu Ltd.	700	15,318
Kone Oyj-Class B	551	27,671
Kubota Corp.	700	10,292
Kurita Water Industries Ltd.	500	11,402
Makita Corp.	200	14,372
MAN SE	408	42,418
Metso Oyj	1,062	29,730
Minebea Co., Ltd.	1,000	10,168
Mitsubishi Heavy Industries Ltd.	3,000	13,089
Nabtesco Corp.	600	15,482
NGK Insulators Ltd.	1,000	21,749
NSK Ltd.	1,300	13,441
PACCAR, Inc.	1,222	73,124
Parker-Hannifin Corp.	631	77,316
Pentair PLC	1,111	71,159
Sandvik AB	2,219	24,071
Schindler Holding AG	197	37,105
Schindler Holding AG (REG)	145	27,412
Sembcorp Marine Ltd.	9,400	8,766
SKF AB-Class B	1,277	21,501
Snap-on, Inc.	434	66,528
Stanley Black & Decker, Inc.	805	99,619
Sulzer AG (REG)	274	26,055
Sumitomo Heavy Industries Ltd.	3,000	14,757
THK Co., Ltd.	600	11,782
Volvo AB-Class B	2,303	24,722

Company	Shares	U.S. $ Value
WABCO Holdings, Inc. (a)	574	$61,280
Wabtec Corp./DE	801	61,365
Wartsila Oyj Abp	579	23,826
Weir Group PLC (The)	1,061	21,008
Xylem, Inc./NY	2,093	106,450
Yangzijiang Shipbuilding Holdings Ltd.	15,700	8,801
Zardoya Otis SA	2,390	22,527

		2,046,529

Marine - 0.0%
AP Moeller-Maersk A/S-Class A	20	28,541
AP Moeller-Maersk A/S-Class B	20	29,919
Mitsui OSK Lines Ltd.	5,000	11,578
Nippon Yusen KK	5,000	9,117

		79,155

Professional Services - 0.3%
Adecco Group AG (REG)	412	23,735
Bureau Veritas SA	1,713	36,805
Capita PLC	1,935	26,316
Dun & Bradstreet Corp. (The)	627	86,307
Equifax, Inc.	729	96,155
Experian PLC	1,938	38,539
Intertek Group PLC	680	31,181
ManpowerGroup, Inc.	734	52,452
Nielsen Holdings PLC	1,462	77,895
Randstad Holding NV	394	18,641
Recruit Holdings Co., Ltd.	400	15,230
RELX NV	2,230	39,556
RELX PLC	2,553	48,464
Robert Half International, Inc.	1,647	63,129
SEEK Ltd.	1,178	14,208
SGS SA (REG)	19	41,790
Verisk Analytics, Inc.-Class A (a)	1,019	84,628
Wolters Kluwer NV	1,050	44,170

		839,201

Road & Rail - 0.3%
AMERCO	189	64,961
Aurizon Holdings Ltd.	4,275	14,084
Canadian National Railway Co.	1,407	90,413
Canadian Pacific Railway Ltd.	465	71,218
Central Japan Railway Co.	84	13,813
ComfortDelGro Corp., Ltd.	5,600	11,617
CSX Corp.	2,443	69,088
DSV A/S	518	25,695
East Japan Railway Co.	200	17,175
Hankyu Hanshin Holdings, Inc.	400	12,921
Hertz Global Holdings, Inc. (a)	496	24,433
JB Hunt Transport Services, Inc.	959	76,135
Kansas City Southern	625	60,450
Keikyu Corp.	1,000	9,270
Keio Corp.	1,000	8,376
Keisei Electric Railway Co., Ltd.	1,000	12,022
Kintetsu Group Holdings Co., Ltd.	3,000	11,435
MTR Corp., Ltd.	4,000	21,842
Nagoya Railroad Co., Ltd.	2,000	9,807
Nippon Express Co., Ltd.	3,000	14,238

Company	Shares	U.S. $ Value
Norfolk Southern Corp.	810	$76,059
Odakyu Electric Railway Co., Ltd.	1,000	10,272
Tobu Railway Co., Ltd.	2,000	9,712
Tokyu Corp.	1,000	7,467
Union Pacific Corp.	881	84,162
West Japan Railway Co.	218	12,493

		839,158

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	413	16,508
Ashtead Group PLC	1,362	22,633
Brenntag AG	507	27,569
Bunzl PLC	1,077	33,362
Fastenal Co.	1,218	52,508
Finning International, Inc.	3,244	57,538
Herc Holdings, Inc. (a)	165	5,579
ITOCHU Corp.	800	9,447
Marubeni Corp.	2,400	11,977
Mitsubishi Corp.	600	12,502
Mitsui & Co., Ltd.	1,000	13,315
Noble Group Ltd. (a)	41,700	3,628
Rexel SA	1,905	30,687
Sumitomo Corp.	1,200	13,021
Toyota Tsusho Corp.	500	11,449
Travis Perkins PLC	1,235	27,004
United Rentals, Inc. (a)	592	48,727
Wolseley PLC	529	30,424
WW Grainger, Inc.	333	76,810

		504,688

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,034	31,511
Aena SA (b)	237	33,500
Aeroports de Paris	302	31,202
Atlantia SpA	1,072	27,581
Auckland International Airport Ltd.	2,692	14,642
Fraport AG Frankfurt Airport Services Worldwide	536	29,870
Groupe Eurotunnel SE (REG)	2,995	32,987
Japan Airport Terminal Co., Ltd.	300	11,853
Kamigumi Co., Ltd.	1,000	8,670
Mitsubishi Logistics Corp.	1,000	15,430
Sydney Airport	3,824	20,897
Transurban Group	2,763	23,770

		281,913

		10,766,507

Health Care - 3.4%
Biotechnology - 0.4%
AbbVie, Inc.	1,302	83,458
Actelion Ltd. (REG) (a)	709	118,170
Alexion Pharmaceuticals, Inc. (a)	370	46,568
Alkermes PLC (a)	1,369	59,921
Alnylam Pharmaceuticals, Inc. (a)	531	37,090
Amgen, Inc.	541	92,002
Biogen, Inc. (a)	211	64,488
BioMarin Pharmaceutical, Inc. (a)	480	45,067

Company	Shares	U.S. $ Value
Celgene Corp. (a)	655	$69,915
CSL Ltd.	770	62,483
Genmab A/S (a)	776	123,955
Gilead Sciences, Inc.	878	68,818
Grifols SA	4,596	97,377
Incyte Corp. (a)	496	40,226
Ionis Pharmaceuticals, Inc. (a)	848	25,143
Medivation, Inc. (a)	1,014	81,688
Regeneron Pharmaceuticals, Inc. (a)	127	49,854
United Therapeutics Corp. (a)	410	50,135
Vertex Pharmaceuticals, Inc. (a)	480	45,365

		1,261,723

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	2,435	102,319
Baxter International, Inc.	2,460	114,956
Becton Dickinson and Co.	774	137,161
Boston Scientific Corp. (a)	4,751	113,169
Cochlear Ltd.	598	63,253
Coloplast A/S-Class B	1,254	95,357
Cooper Cos., Inc. (The)	600	111,552
CR Bard, Inc.	572	126,320
Danaher Corp.	1,119	91,098
DENTSPLY SIRONA, Inc.	1,618	99,442
Edwards Lifesciences Corp. (a)	681	78,424
Essilor International SA	792	100,885
Getinge AB-Class B	3,923	76,502
Hologic, Inc. (a)	2,204	84,678
Hoya Corp.	1,200	46,543
Intuitive Surgical, Inc. (a)	144	98,844
Medtronic PLC	1,514	131,763
Olympus Corp.	900	29,490
ResMed, Inc.	1,732	115,507
Smith & Nephew PLC	7,220	116,661
Sonova Holding AG (REG)	884	122,412
St Jude Medical, Inc.	1,581	123,191
Stryker Corp.	1,020	117,973
Sysmex Corp.	700	45,176
Terumo Corp.	1,300	50,640
Varian Medical Systems, Inc. (a)	1,256	120,739
William Demant Holding A/S (a)	5,015	104,937
Zimmer Biomet Holdings, Inc.	960	124,426

		2,743,418

Health Care Providers & Services - 0.8%
Aetna, Inc.	690	80,813
Alfresa Holdings Corp.	2,300	42,964
AmerisourceBergen Corp.-Class A	1,098	95,493
Anthem, Inc.	562	70,295
Cardinal Health, Inc.	1,152	91,780
Centene Corp. (a)	988	67,471
Cigna Corp.	635	81,445
DaVita HealthCare Partners, Inc. (a)	1,611	104,119
Envision Healthcare Holdings, Inc. (a)	1,221	26,203
Express Scripts Holding Co. (a)	1,169	84,986

Company	Shares	U.S. $ Value
Fresenius Medical Care AG & Co. KGaA	983	$86,893
Fresenius SE & Co. KGaA	1,295	94,404
HCA Holdings, Inc. (a)	1,016	76,759
Healthscope Ltd.	23,565	54,116
Henry Schein, Inc. (a)	695	113,834
Humana, Inc.	364	65,050
Laboratory Corp. of America Holdings (a)	778	106,532
McKesson Corp.	536	98,956
Mediclinic International PLC	7,884	105,813
Medipal Holdings Corp.	2,900	45,930
MEDNAX, Inc. (a)	1,240	81,555
Miraca Holdings, Inc.	1,000	47,397
Patterson Cos., Inc.	2,386	109,756
Quest Diagnostics, Inc.	1,379	114,209
Ramsay Health Care Ltd.	976	60,771
Ryman Healthcare Ltd.	8,029	55,908
Sonic Healthcare Ltd.	3,366	58,105
Suzuken Co., Ltd./Aichi Japan	1,300	37,746
UnitedHealth Group, Inc.	787	107,071
Universal Health Services, Inc.-Class B	672	80,996

		2,347,370

Health Care Technology - 0.1%
Cerner Corp. (a)	1,461	94,293
IMS Health Holdings, Inc. (a)	3,579	106,726
M3, Inc.	1,800	53,901

		254,920

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,132	100,161
Illumina, Inc. (a)	305	51,344
Lonza Group AG (REG) (a)	626	118,773
Mettler-Toledo International, Inc. (a)	275	110,844
QIAGEN NV (a)	3,711	98,103
Quintiles Transnational Holdings, Inc. (a)	1,380	106,674
Thermo Fisher Scientific, Inc.	685	104,250
Waters Corp. (a)	722	113,578

		803,727

Pharmaceuticals - 1.0%
Allergan PLC (a)	607	142,366
Astellas Pharma, Inc.	3,100	47,317
AstraZeneca PLC	2,042	131,813
Bayer AG (Reg)	810	86,468
Bristol-Myers Squibb Co.	1,329	76,271
Chugai Pharmaceutical Co., Ltd.	1,500	47,137
Daiichi Sankyo Co., Ltd.	2,000	45,949
Eisai Co., Ltd.	700	40,840
Eli Lilly & Co.	1,214	94,388
Endo International PLC (a)	2,016	41,731
Galenica AG (Reg)	51	59,207
GlaxoSmithKline PLC	6,271	134,985
Hisamitsu Pharmaceutical Co., Inc.	1,000	44,786
Jazz Pharmaceuticals PLC (a)	387	47,922
Johnson & Johnson	1,270	151,562

Company	Shares	U.S. $ Value
Kyowa Hakko Kirin Co., Ltd.	2,900	$41,164
Mallinckrodt PLC (a)	442	32,947
Merck & Co., Inc.	2,052	128,845
Merck KGaA	1,128	118,551
Mitsubishi Tanabe Pharma Corp.	2,600	48,265
Mylan NV (a)	1,275	54,009
Novartis AG (REG)	1,846	145,396
Novo Nordisk A/S-Class B	1,500	70,201
Ono Pharmaceutical Co., Ltd.	1,000	26,065
Orion Oyj-Class B	2,864	108,399
Otsuka Holdings Co., Ltd.	1,300	56,373
Perrigo Co. PLC	557	50,681
Pfizer, Inc.	3,865	134,502
Roche Holding AG	505	123,271
Sanofi	1,181	91,133
Santen Pharmaceutical Co., Ltd.	3,000	37,766
Shionogi & Co., Ltd.	1,000	44,658
Shire PLC	2,445	152,694
Sumitomo Dainippon Pharma Co., Ltd.	3,900	65,318
Taisho Pharmaceutical Holdings Co., Ltd.	600	55,039
Takeda Pharmaceutical Co., Ltd.	1,100	48,501
UCB SA	889	73,075
Valeant Pharmaceuticals International, Inc. (a)	639	18,560
Zoetis, Inc.	1,906	97,397

		3,015,552

		10,426,710

Consumer Discretionary - 3.0%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	400	18,921
Autoliv, Inc. (e)	411	43,640
BorgWarner, Inc.	1,190	40,924
Bridgestone Corp.	500	17,196
Cie Generale des Etablissements Michelin-Class B	357	38,055
Continental AG	141	29,501
Delphi Automotive PLC	602	42,537
Denso Corp.	400	16,578
GKN PLC	11,855	48,391
Goodyear Tire & Rubber Co. (The)	1,361	39,945
Johnson Controls, Inc.	1,400	61,432
Koito Manufacturing Co., Ltd.	300	14,323
Lear Corp.	440	51,168
Linamar Corp.	914	37,720
Magna International, Inc. (Toronto)-Class A	1,226	49,371
NGK Spark Plug Co., Ltd.	800	15,022
NHK Spring Co., Ltd.	1,500	14,159
NOK Corp.	800	16,291
Nokian Renkaat Oyj	932	33,648
Stanley Electric Co., Ltd.	600	15,359
Sumitomo Electric Industries Ltd.	1,200	17,824
Sumitomo Rubber Industries Ltd.	1,100	16,353
Toyoda Gosei Co., Ltd.	700	16,157
Toyota Industries Corp.	300	14,391
Valeo SA	516	26,799
Yokohama Rubber Co., Ltd. (The)	900	14,647

		750,352

Company	Shares	U.S. $ Value
Automobiles - 0.2%
Bayerische Motoren Werke AG	293	$25,459
Bayerische Motoren Werke AG (Preference Shares)	404	30,237
Daimler AG (REG)	379	26,235
Ferrari NV	491	23,683
Fiat Chrysler Automobiles NV	2,458	17,000
Ford Motor Co.	3,788	47,729
Fuji Heavy Industries Ltd.	400	15,921
General Motors Co.	1,628	51,966
Harley-Davidson, Inc.	930	49,011
Honda Motor Co., Ltd.	600	18,484
Isuzu Motors Ltd.	1,200	13,840
Mazda Motor Corp.	900	14,927
Mitsubishi Motors Corp.	1,900	8,688
Nissan Motor Co., Ltd.	1,400	13,756
Peugeot SA (a)	1,364	20,191
Porsche Automobil Holding SE (Preference Shares)	370	18,695
Renault SA	242	19,874
Suzuki Motor Corp.	500	16,629
Tesla Motors, Inc. (a)(e)	113	23,957
Toyota Motor Corp.	500	30,218
Volkswagen AG	122	17,661
Volkswagen AG (Preference Shares)	131	18,131
Yamaha Motor Co., Ltd.	900	18,492

		540,784

Distributors - 0.1%
Genuine Parts Co.	742	76,293
Jardine Cycle & Carriage Ltd.	500	15,560
LKQ Corp. (a)	1,647	59,440

		151,293

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	500	11,534
H&R Block, Inc.	1,924	41,674

		53,208

Hotels, Restaurants & Leisure - 0.5%
Accor SA	560	21,194
Aramark	1,869	70,891
Aristocrat Leisure Ltd.	1,881	21,317
Carnival Corp.	986	47,131
Carnival PLC	640	30,770
Chipotle Mexican Grill, Inc.-Class A (a)	75	31,030
Compass Group PLC	2,613	49,457
Crown Resorts Ltd.	1,933	19,046
Darden Restaurants, Inc.	848	52,271
Flight Centre Travel Group Ltd.	600	16,594
Galaxy Entertainment Group Ltd.	3,000	9,739
Genting Singapore PLC	24,200	12,773
Hilton Worldwide Holdings, Inc.	2,184	52,132
InterContinental Hotels Group PLC	765	32,770
Interval Leisure Group, Inc.	437	7,604
Las Vegas Sands Corp.	750	37,657
Marriott International, Inc./MD-Class A (e)	737	52,570
McDonald’s Corp.	647	74,832

Company	Shares	U.S. $ Value
McDonald’s Holdings Co. Japan Ltd.	600	$16,567
Melco Crown Entertainment Ltd. (ADR)	560	7,269
Merlin Entertainments PLC (b)	8,913	56,203
MGM China Holdings Ltd.	12,000	18,427
MGM Resorts International (a)	1,633	39,012
Norwegian Cruise Line Holdings Ltd. (a)	695	24,944
Oriental Land Co., Ltd./Japan	200	11,719
Paddy Power Betfair PLC	238	28,514
Restaurant Brands International, Inc.	1,234	58,877
Royal Caribbean Cruises Ltd.	506	35,982
Sands China Ltd.	2,800	10,977
Shangri-La Asia Ltd.	14,000	15,143
SJM Holdings Ltd.	22,000	13,802
Sodexo SA	391	45,391
Starbucks Corp.	1,025	57,636
Starwood Hotels & Resorts Worldwide, Inc.	1,015	78,622
Tabcorp Holdings Ltd.	6,458	24,086
Tatts Group Ltd.	6,411	18,334
TUI AG	2,069	28,895
Whitbread PLC	674	36,925
William Hill PLC	8,575	35,861
Wyndham Worldwide Corp.	744	52,668
Wynn Macau Ltd.	12,400	17,220
Wynn Resorts Ltd. (e)	329	29,386
Yum! Brands, Inc.	551	49,981

		1,452,219

Household Durables - 0.3%
Auto Trader Group PLC (b)	5,704	27,942
Barratt Developments PLC	3,958	25,678
Berkeley Group Holdings PLC	705	24,736
Casio Computer Co., Ltd.	600	8,491
DR Horton, Inc.	1,444	46,295
Electrolux AB-Class B	1,131	29,470
Garmin Ltd.	1,283	62,970
Harman International Industries, Inc.	456	38,619
Husqvarna AB-Class B	4,957	42,819
Iida Group Holdings Co., Ltd.	700	13,136
Leggett & Platt, Inc.	1,365	71,635
Lennar Corp.-Class A	1,025	48,482
Mohawk Industries, Inc. (a)	276	58,727
Newell Brands, Inc.	2,829	150,163
Nikon Corp.	1,100	16,176
Panasonic Corp.	1,600	16,455
Persimmon PLC	1,067	25,560
PulteGroup, Inc.	2,394	51,160
Rinnai Corp.	200	18,772
Sekisui Chemical Co., Ltd.	1,200	16,802
Sekisui House Ltd.	900	14,520
Sony Corp.	500	16,078
Taylor Wimpey PLC	11,927	25,270
Techtronic Industries Co., Ltd.	3,500	14,178
Toll Brothers, Inc. (a)	1,585	49,278
Whirlpool Corp.	280	50,019

		963,431

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	73	$56,149
Expedia, Inc.	302	32,954
Liberty Interactive Corp. QVC Group-Class A (a)	2,051	43,338
Netflix, Inc. (a)	267	26,019
Priceline Group, Inc. (The) (a)	37	52,419
Rakuten, Inc.	1,499	18,924
TripAdvisor, Inc. (a)	459	27,999
Zalando SE (a)(b)	1,013	38,680

		296,482

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	600	16,401
Hasbro, Inc.	662	54,112
Mattel, Inc.	1,357	44,957
Polaris Industries, Inc. (e)	396	34,309
Sankyo Co., Ltd.	400	13,898
Sega Sammy Holdings, Inc.	1,200	16,420
Shimano, Inc.	100	14,567
Yamaha Corp.	500	16,244

		210,908

Media - 0.6%
Altice NV-Class A (a)	828	13,831
Altice NV-Class B (a)	1,746	29,129
Axel Springer SE	749	38,123
CBS Corp.-Class B	895	45,672
Charter Communications, Inc.-Class A (a)	467	120,117
Comcast Corp.-Class A	1,057	68,980
Dentsu, Inc.	300	16,523
Discovery Communications, Inc.-Class A (a)	1,539	39,260
Discovery Communications, Inc.-Class C (a)	1,494	37,081
DISH Network Corp.-Class A (a)	848	42,595
Eutelsat Communications SA	1,331	25,930
Hakuhodo DY Holdings, Inc.	1,400	15,234
Interpublic Group of Cos., Inc. (The)	2,807	64,954
ITV PLC	9,203	24,246
JCDecaux SA	995	34,277
Kabel Deutschland Holding AG	239	28,653
Lagardere SCA	1,196	29,225
Liberty Braves Group-Class A (a)	137	2,303
Liberty Braves Group-Class C (a)	125	2,057
Liberty Global PLC-Class A (a)	1,154	36,524
Liberty Global PLC Series C (a)	1,743	53,737
Liberty Global PLC LiLAC-Class A (a)	143	4,023
Liberty Global PLC LiLAC-Class C (a)	217	6,198
Liberty Media Group LLC-Class A (a)	343	7,340
Liberty Media Group LLC-Class C (a)	314	6,676
Liberty SiriusXM Group-Class A (a)	1,375	46,076
Liberty SiriusXM Group-Class C (a)	1,257	41,770
News Corp.-Class A	3,877	54,511
Omnicom Group, Inc.	828	71,316
Pearson PLC	2,487	28,281
ProSiebenSat.1 Media SE	586	25,284
Publicis Groupe SA	533	39,651
REA Group Ltd.	362	15,915

Company	Shares	U.S. $ Value
Rizzoli Corriere Della Sera Mediagroup SpA (a)	166	$180
RTL Group SA (London) (a)	358	30,142
Schibsted ASA	1,137	36,028
Schibsted ASA-Class B	1,169	33,769
Scripps Networks Interactive, Inc.-Class A	736	46,640
SES SA	1,074	24,702
Shaw Communications, Inc.-Class B	3,816	76,326
Singapore Press Holdings Ltd.	4,800	13,267
Sirius XM Holdings, Inc. (a)(e)	15,536	64,319
Sky PLC	2,830	31,548
TEGNA, Inc.	1,896	38,413
Telenet Group Holding NV (a)	664	31,168
Thomson Reuters Corp.	1,775	73,509
Time Warner, Inc.	651	51,045
Toho Co., Ltd./Tokyo	500	14,582
Twenty-First Century Fox, Inc.-Class A	2,041	50,086
Twenty-First Century Fox, Inc.-Class B	2,064	51,290
Viacom, Inc.-Class B	851	34,329
Vivendi SA	1,523	29,499
Walt Disney Co. (The)	664	62,721
WPP PLC	1,603	37,010

		1,946,065

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd.-Class A	608	62,279
Dollar General Corp.	776	56,966
Dollar Tree, Inc. (a)	671	55,492
Dollarama, Inc.	909	67,167
Don Quijote Holdings Co., Ltd.	400	13,074
Harvey Norman Holdings Ltd.	5,262	21,240
Isetan Mitsukoshi Holdings Ltd.	1,100	10,035
J Front Retailing Co., Ltd.	1,100	12,438
Kohl’s Corp.	1,003	44,513
Macy’s, Inc.	1,080	39,075
Marks & Spencer Group PLC	7,359	33,287
Marui Group Co., Ltd.	1,000	12,195
Next PLC	436	31,642
Nordstrom, Inc. (e)	848	42,790
Ryohin Keikaku Co., Ltd.	100	18,055
Takashimaya Co., Ltd.	2,000	14,650
Target Corp.	852	59,802

		594,700

Specialty Retail - 0.4%
ABC-Mart, Inc.	200	12,574
Advance Auto Parts, Inc.	297	46,742
AutoNation, Inc. (a)	896	42,426
AutoZone, Inc. (a)	82	60,828
Bed Bath & Beyond, Inc.	943	43,727
Best Buy Co., Inc.	1,332	51,255
CarMax, Inc. (a)	694	40,911
Dick’s Sporting Goods, Inc.	971	56,901
Dixons Carphone PLC	5,866	28,552
Dufry AG (REG) (a)	258	30,188
Foot Locker, Inc.	770	50,543
GameStop Corp.-Class A (e)	1,057	30,008
Gap, Inc. (The)	1,379	34,296

Company	Shares	U.S. $ Value
Hennes & Mauritz AB-Class B	1,075	$32,722
Hikari Tsushin, Inc.	200	17,985
Home Depot, Inc. (The)	521	69,876
Industria de Diseno Textil SA	862	30,554
Kingfisher PLC	8,539	41,645
L Brands, Inc.	649	49,460
Lowe’s Cos., Inc.	874	66,913
Nitori Holdings Co., Ltd.	200	20,245
O’Reilly Automotive, Inc. (a)	195	54,590
Ross Stores, Inc.	916	57,012
Sanrio Co., Ltd.	700	13,042
Shimamura Co., Ltd.	100	11,576
Signet Jewelers Ltd.	280	22,954
Sports Direct International PLC (a)	5,523	21,558
Staples, Inc.	3,077	26,339
Tiffany & Co. (e)	681	48,603
TJX Cos., Inc. (The)	890	68,922
Tractor Supply Co.	602	50,538
Ulta Salon Cosmetics & Fragrance, Inc. (a)	231	57,105
USS Co., Ltd.	1,000	16,000
Yamada Denki Co., Ltd.	2,600	12,163

		1,318,753

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	298	49,530
Asics Corp.	800	16,239
Burberry Group PLC	1,363	23,356
Christian Dior SE	177	30,673
Cie Financiere Richemont SA	485	27,956
Coach, Inc.	1,135	43,334
Gildan Activewear, Inc.	2,034	59,885
Hanesbrands, Inc.	1,446	38,377
Hermes International	103	43,576
HUGO BOSS AG	487	29,685
Kering	165	31,353
Li & Fung Ltd.	24,000	12,324
lululemon athletica, Inc. (a)(e)	529	40,474
Luxottica Group SpA	531	25,632
LVMH Moet Hennessy Louis Vuitton SE	171	28,935
Michael Kors Holdings Ltd. (a)	679	33,237
NIKE, Inc.-Class B	835	48,129
Pandora A/S	241	30,009
PVH Corp.	452	48,708
Ralph Lauren Corp.	480	49,738
Swatch Group AG (The)	85	21,895
Swatch Group AG (The) (REG)	480	24,394
Under Armour, Inc.-Class A (a)(e)	465	18,428
Under Armour, Inc.-Class C (a)	468	16,684
VF Corp.	823	51,067
Yue Yuen Industrial Holdings Ltd.	4,000	17,003

		860,621

		9,138,816

Materials - 2.5%
Chemicals - 1.4%
Agrium, Inc. (Toronto) (d)	1,268	122,178
Air Liquide SA	571	62,786

Company	Shares	U.S. $ Value
Air Products & Chemicals, Inc.	773	$120,294
Air Water, Inc.	2,000	37,035
Akzo Nobel NV	922	62,150
Albemarle Corp.	1,331	106,440
Arkema SA	599	53,596
Asahi Kasei Corp.	4,000	33,794
Ashland, Inc.	1,157	135,462
Axalta Coating Systems Ltd. (a)	3,237	92,643
BASF SE	712	57,754
Celanese Corp.-Series A	1,451	93,488
CF Industries Holdings, Inc.	1,547	40,222
Chr Hansen Holding A/S	653	39,621
Croda International PLC	990	43,043
Daicel Corp.	1,900	24,279
Dow Chemical Co. (The)	2,161	115,916
Eastman Chemical Co.	1,444	98,033
Ecolab, Inc.	1,093	134,494
EI du Pont de Nemours & Co.	1,707	118,807
EMS-Chemie Holding AG (REG)	85	45,264
Evonik Industries AG	1,862	62,478
FMC Corp.	1,887	88,576
FUCHS PETROLUB SE (Preference Shares)	1,531	69,575
Givaudan SA (REG)	43	88,942
Hitachi Chemical Co., Ltd.	1,300	28,064
Incitec Pivot Ltd.	10,944	23,394
Ingevity Corp. (a)	274	12,160
International Flavors & Fragrances, Inc.	951	131,790
Johnson Matthey PLC	1,157	50,725
JSR Corp.	1,500	21,965
K&S AG (REG)	1,762	36,826
Kaneka Corp.	3,000	24,502
Kansai Paint Co., Ltd.	1,500	33,076
Koninklijke DSM NV	1,193	83,273
Kuraray Co., Ltd.	2,900	41,499
LANXESS AG	946	50,362
Linde AG	413	70,521
LyondellBasell Industries NV-Class A	992	78,259
Methanex Corp.	1,523	44,236
Mitsubishi Chemical Holdings Corp.	4,400	27,843
Mitsubishi Gas Chemical Co., Inc.	4,000	27,099
Mitsui Chemicals, Inc.	7,000	33,560
Monsanto Co.	1,122	119,493
Mosaic Co. (The)	2,052	61,704
Nippon Paint Holdings Co., Ltd.	1,000	35,865
Nitto Denko Corp.	400	27,341
Novozymes A/S-Class B	1,305	56,615
OCI NV (a)	1,847	32,415
Orica Ltd.	2,005	22,202
Potash Corp. of Saskatchewan, Inc.	4,586	83,089
PPG Industries, Inc.	1,158	122,609
Praxair, Inc.	1,237	150,963
Sherwin-Williams Co. (The)	371	105,256
Shin-Etsu Chemical Co., Ltd.	600	44,107
Sika AG	10	47,678
Solvay SA	514	56,503
Sumitomo Chemical Co., Ltd.	5,000	22,939
Symrise AG	963	70,839
Syngenta AG (REG)	132	57,628
Taiyo Nippon Sanso Corp.	2,400	24,408
Teijin Ltd.	7,000	26,138

Company	Shares	U.S. $ Value
Toray Industries, Inc.	3,000	$28,913
Umicore SA	1,154	68,209
Westlake Chemical Corp.	1,581	81,927
WR Grace & Co.	1,362	106,413
Yara International ASA	1,234	43,700

		4,262,978

Construction Materials - 0.2%
Boral Ltd.	7,586	37,619
CRH PLC	1,893	63,622
Fletcher Building Ltd.	7,063	54,262
HeidelbergCement AG	600	55,679
Imerys SA	1,006	71,004
James Hardie Industries PLC	2,190	35,604
LafargeHolcim Ltd. (REG) (a)	922	48,952
Martin Marietta Materials, Inc.	589	107,805
Taiheiyo Cement Corp.	9,000	27,347
Vulcan Materials Co.	871	99,181

		601,075

Containers & Packaging - 0.3%
Amcor Ltd./Australia	3,699	44,419
Avery Dennison Corp.	1,835	142,102
Ball Corp.	1,507	119,339
CCL Industries, Inc.-Class H	395	75,377
Crown Holdings, Inc. (a)	2,430	131,779
International Paper Co.	2,642	128,111
Packaging Corp. of America	1,572	123,606
Sealed Air Corp.	2,171	102,319
Toyo Seikan Group Holdings Ltd.	1,200	22,249
WestRock Co.	1,646	78,843

		968,144

Metals & Mining - 0.5%
Agnico Eagle Mines Ltd.	1,821	92,300
Alcoa, Inc.	5,939	59,865
Alumina Ltd.	21,356	21,321
Anglo American PLC (a)	2,714	27,819
Antofagasta PLC	4,227	27,477
ArcelorMittal (Euronext Amsterdam) (a)	3,617	21,457
Barrick Gold Corp. (Toronto)	3,734	63,467
BHP Billiton Ltd.	1,503	23,068
BHP Billiton PLC	4,115	53,524
Boliden AB	1,902	40,244
Eldorado Gold Corp. (a)	10,719	34,330
First Quantum Minerals Ltd.	4,769	36,148
Fortescue Metals Group Ltd.	6,236	22,948
Franco-Nevada Corp.	1,212	84,685
Freeport-McMoRan, Inc.	3,049	31,374
Fresnillo PLC	3,046	64,286
Glencore PLC (a)	9,712	22,224
Goldcorp, Inc.	3,666	55,798
Hitachi Metals Ltd.	2,100	25,475
Iluka Resources Ltd.	4,094	20,222
JFE Holdings, Inc.	1,400	21,770
Kinross Gold Corp. (a)	12,070	48,228
Kobe Steel Ltd.	20,000	18,591

Company	Shares	U.S. $ Value
Maruichi Steel Tube Ltd.	800	$27,646
Mitsubishi Materials Corp.	7,000	19,774
Newcrest Mining Ltd. (a)	1,329	21,905
Newmont Mining Corp.	2,302	88,028
Nippon Steel & Sumitomo Metal Corp.	1,200	25,529
Norsk Hydro ASA	8,464	35,923
Nucor Corp.	2,148	104,199
Randgold Resources Ltd.	455	42,658
Rio Tinto Ltd.	708	25,328
Rio Tinto PLC	1,085	32,661
Silver Wheaton Corp.	3,641	92,288
South32 Ltd. (a)	15,373	22,151
Sumitomo Metal Mining Co., Ltd.	2,000	25,420
Teck Resources Ltd.-Class B	4,678	75,803
thyssenkrupp AG	1,844	42,920
Turquoise Hill Resources Ltd. (a)	9,031	27,822
voestalpine AG	1,292	42,820
Yamana Gold, Inc.	11,781	47,703

		1,717,199

Paper & Forest Products - 0.1%
Mondi PLC	3,588	73,010
Oji Holdings Corp.	6,000	24,135
Stora Enso Oyj-Class R	5,274	46,548
UPM-Kymmene Oyj	2,612	52,501
West Fraser Timber Co., Ltd.	1,964	66,121

		262,315

		7,811,711

Energy - 2.3%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	1,325	65,097
Core Laboratories NV	444	49,630
FMC Technologies, Inc. (a)	2,095	59,079
Halliburton Co.	1,858	79,913
Helmerich & Payne, Inc. (e)	686	41,476
National Oilwell Varco, Inc.	1,671	56,045
Oceaneering International, Inc.	1,592	42,220
Petrofac Ltd.	5,681	62,018
Saipem SpA (a)	14,592	6,694
Schlumberger Ltd.	2,402	189,758
Technip SA	1,445	85,566
Tenaris SA	8,068	111,017
Transocean Ltd. (Zurich) (a)	8,746	84,700
Weatherford International PLC (a)	3,897	21,317

		954,530

Oil, Gas & Consumable Fuels - 2.0%
AltaGas Ltd.	3,971	102,772
Anadarko Petroleum Corp.	817	43,685
Antero Resources Corp. (a)	1,497	38,263
Apache Corp.	929	46,171
ARC Resources Ltd.	4,247	74,097
BP PLC	24,215	136,126
Cabot Oil & Gas Corp.	1,942	47,831
California Resources Corp. (e)	9	89

Company	Shares	U.S. $ Value
Caltex Australia Ltd.	2,166	$55,116
Cameco Corp.	5,482	50,581
Canadian Natural Resources Ltd.	2,023	62,831
Cenovus Energy, Inc.	4,140	59,824
Cheniere Energy, Inc. (a)	1,053	45,174
Chevron Corp.	892	89,717
China Petroleum & Chemical Corp.-Class H	470,000	335,931
China Shenhua Energy Co., Ltd.-Class H	199,000	356,365
Cimarex Energy Co.	485	64,107
Concho Resources, Inc. (a)	436	56,331
ConocoPhillips	1,344	55,171
Continental Resources, Inc./OK (a)(e)	964	46,233
Crescent Point Energy Corp.	3,665	55,336
Devon Energy Corp.	1,359	58,885
Enbridge, Inc.	2,164	85,345
Encana Corp.	5,726	54,666
Eni SpA	7,149	107,922
EOG Resources, Inc.	742	65,660
EQT Corp.	818	58,487
Exxon Mobil Corp.	1,290	112,411
Galp Energia SGPS SA	7,790	113,444
Hess Corp.	957	51,965
HollyFrontier Corp.	1,449	37,500
Husky Energy, Inc. (a)	4,488	55,167
Idemitsu Kosan Co., Ltd.	2,400	43,734
Imperial Oil Ltd.	2,273	69,348
Inpex Corp.	5,100	44,205
Inter Pipeline Ltd.	4,976	108,217
JX Holdings, Inc.	12,700	47,430
Keyera Corp.	2,932	90,527
Kinder Morgan, Inc./DE	2,514	54,931
Koninklijke Vopak NV	2,687	136,569
Lundin Petroleum AB (a)	6,234	109,650
Marathon Oil Corp.	2,617	39,307
Marathon Petroleum Corp.	1,445	61,427
Murphy Oil Corp. (e)	1,307	34,923
Neste Oyj	3,037	126,498
Noble Energy, Inc.	1,453	50,099
Occidental Petroleum Corp.	1,114	85,611
Oil Search Ltd.	7,992	40,159
OMV AG	4,133	115,808
ONEOK, Inc.	1,568	73,524
Origin Energy Ltd.	8,433	33,219
Pembina Pipeline Corp.	3,867	116,358
Peyto Exploration & Development Corp.	2,920	83,922
Phillips 66	927	72,723
Pioneer Natural Resources Co.	380	68,039
PrairieSky Royalty Ltd.	3,594	70,433
Range Resources Corp.	1,009	38,917
Repsol SA	7,014	94,222
Royal Dutch Shell PLC-Class A	5,089	124,374
Royal Dutch Shell PLC-Class B	5,510	140,268
Santos Ltd.	10,658	35,294
Seven Generations Energy Ltd. (a)	3,194	73,554
Showa Shell Sekiyu KK	4,600	39,166
Southwestern Energy Co. (a)	2,569	35,735
Spectra Energy Corp.	2,395	85,310
Statoil ASA	5,958	93,468
Suncor Energy, Inc. (Toronto)	3,159	85,660

Company	Shares	U.S. $ Value
Tesoro Corp.	603	$45,478
TonenGeneral Sekiyu KK	5,000	46,143
TOTAL SA	2,532	120,970
Tourmaline Oil Corp. (a)	2,584	72,669
TransCanada Corp.	2,792	126,613
Valero Energy Corp.	972	53,800
Veresen, Inc.	9,713	95,693
Vermilion Energy, Inc.	2,058	74,370
Williams Cos., Inc. (The)	1,241	34,674
Woodside Petroleum Ltd.	2,153	46,125

		5,962,367

		6,916,897

Utilities - 2.1%
Electric Utilities - 1.0%
Alliant Energy Corp.	3,440	130,548
American Electric Power Co., Inc.	1,844	119,067
AusNet Services	37,003	47,785
Cheung Kong Infrastructure Holdings Ltd.	4,000	33,559
Chubu Electric Power Co., Inc.	3,000	40,571
Chugoku Electric Power Co., Inc. (The)	2,900	34,834
CLP Holdings Ltd.	7,000	71,748
Contact Energy Ltd.	12,774	48,188
Duke Energy Corp.	1,663	132,475
Edison International	1,633	118,752
EDP-Energias de Portugal SA	22,765	76,482
Electricite de France SA	3,902	50,092
Endesa SA	5,027	102,444
Enel SpA	36,108	159,559
Entergy Corp.	1,297	101,425
Eversource Energy	1,947	105,080
Exelon Corp.	2,513	85,442
FirstEnergy Corp.	2,458	80,450
Fortis, Inc./Canada	3,337	104,965
Fortum Oyj	4,528	69,849
HK Electric Investments & HK Electric Investments Ltd.-Class SS (b)	45,297	42,437
Hokuriku Electric Power Co.	2,800	33,475
Iberdrola SA	14,643	96,452
Kansai Electric Power Co., Inc. (The) (a)	4,500	38,592
Kyushu Electric Power Co., Inc.	4,100	38,193
Mercury NZ Ltd.	21,804	50,142
NextEra Energy, Inc.	1,004	121,424
OGE Energy Corp.	2,859	89,001
PG&E Corp.	1,767	109,448
Pinnacle West Capital Corp.	1,694	127,118
Power Assets Holdings Ltd.	4,500	42,985
PPL Corp.	3,358	116,791
Red Electrica Corp. SA	4,276	92,145
Shikoku Electric Power Co., Inc.	3,000	28,621
Southern Co. (The)	2,707	138,950
SSE PLC	5,122	101,258
Terna Rete Elettrica Nazionale SpA	19,625	101,484
Tohoku Electric Power Co., Inc.	1,900	23,835
Tokyo Electric Power Co., Holdings, Inc. (a)	7,500	30,227
Xcel Energy, Inc.	2,329	96,327

		3,232,220

Company	Shares	U.S. $ Value
Gas Utilities - 0.2%
APA Group	6,499	$45,058
Atmos Energy Corp.	1,494	110,108
Enagas SA	3,223	94,714
Gas Natural SDG SA	4,181	86,369
Hong Kong & China Gas Co., Ltd.	27,588	52,551
Osaka Gas Co., Ltd.	10,000	39,405
Snam SpA	16,116	89,451
Toho Gas Co., Ltd.	6,000	51,045
Tokyo Gas Co., Ltd.	9,000	38,618

		607,319

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	5,959	71,925
Calpine Corp. (a)	3,131	39,075
Electric Power Development Co., Ltd.	1,303	31,803
Meridian Energy Ltd.	22,747	47,839
NRG Energy, Inc.	2,478	30,008

		220,650

Multi-Utilities - 0.7%
AGL Energy Ltd.	2,891	40,256
Ameren Corp.	2,235	110,454
Atco Ltd./Canada-Class I	2,904	106,536
Canadian Utilities Ltd.-Class A	3,634	104,193
CenterPoint Energy, Inc.	4,392	98,688
Centrica PLC	27,572	84,309
CMS Energy Corp.	2,636	110,633
Consolidated Edison, Inc.	1,633	122,883
Dominion Resources, Inc./VA	1,863	138,160
DTE Energy Co.	1,391	129,224
DUET Group	23,472	46,379
E.ON SE	4,560	41,936
Engie SA	4,084	65,269
National Grid PLC	8,413	115,780
Public Service Enterprise Group, Inc.	2,227	95,226
RWE AG (a)	3,361	54,855
SCANA Corp.	1,656	116,996
Sempra Energy	1,070	111,954
Suez	4,200	63,686
United Utilities Group PLC	8,868	113,240
Veolia Environnement SA	3,315	70,642
WEC Energy Group, Inc.	1,855	111,077

		2,052,376

Water Utilities - 0.1%
American Water Works Co., Inc.	1,565	115,794
Severn Trent PLC	3,576	111,914

		227,708

		6,340,273

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Capital Agency Corp.	3,117	60,189
American Tower Corp.	481	54,536
Annaly Capital Management, Inc.	4,937	52,875
Ascendas Real Estate Investment Trust	12,200	21,925

Company	Shares	U.S. $ Value
AvalonBay Communities, Inc.	273	$47,778
Boston Properties, Inc.	376	52,689
British Land Co. PLC (The)	2,425	21,121
Brixmor Property Group, Inc.	1,224	34,957
Camden Property Trust	593	52,048
CapitaLand Commercial Trust	20,400	23,113
CapitaLand Mall Trust	13,900	22,025
Crown Castle International Corp.	654	61,980
Dexus Property Group	3,626	26,450
Digital Realty Trust, Inc. (e)	560	55,490
Duke Realty Corp.	1,955	54,975
Equinix, Inc.	109	40,183
Equity Residential	675	43,787
Essex Property Trust, Inc.	221	50,189
Extra Space Storage, Inc.	464	37,375
Federal Realty Investment Trust	325	51,675
Fonciere Des Regions	283	26,487
Gecina SA	271	42,475
General Growth Properties, Inc.	1,172	34,152
Goodman Group	5,173	29,455
GPT Group (The)	7,783	31,131
H&R Real Estate Investment Trust	4,113	73,139
Hammerson PLC	3,784	28,826
HCP, Inc.	1,170	46,016
Host Hotels & Resorts, Inc.	1,859	33,127
ICADE	413	31,932
Intu Properties PLC	4,900	20,351
Iron Mountain, Inc.	1,265	48,589
Japan Prime Realty Investment Corp.	6	26,538
Japan Real Estate Investment Corp.	4	23,521
Japan Retail Fund Investment Corp.	13	29,228
Kimco Realty Corp.	1,564	46,998
Klepierre	644	30,244
Land Securities Group PLC	1,853	26,620
Liberty Property Trust	1,413	58,258
Link REIT	3,500	25,424
Macerich Co. (The)	527	43,156
Mid-America Apartment Communities, Inc.	520	48,875
Mirvac Group	15,164	26,392
Nippon Building Fund, Inc.	4	24,481
Nippon Prologis REIT, Inc.	9	21,596
Nomura Real Estate Master Fund, Inc.	18	29,721
Prologis, Inc.	1,044	55,447
Public Storage	176	39,413
Realty Income Corp.	817	53,701
Regency Centers Corp.	746	60,083
RioCan Real Estate Investment Trust (Toronto)	2,947	61,888
Scentre Group	9,353	34,893
Segro PLC	3,696	22,000
Simon Property Group, Inc.	254	54,729
SL Green Realty Corp.	414	48,736
Smart Real Estate Investment Trust	2,352	63,562
Stockland	9,678	35,233
Suntec Real Estate Investment Trust	17,600	21,621
UDR, Inc.	1,178	42,620
Unibail-Rodamco SE	99	27,242
United Urban Investment Corp.	13	23,183
Ventas, Inc.	718	52,177
VEREIT, Inc.	4,684	48,948
Vicinity Centres	9,292	23,090

Company	Shares	U.S. $ Value
Vornado Realty Trust	512	$52,895
Welltower, Inc.	599	45,973
Westfield Corp.	3,936	30,189
Weyerhaeuser Co.	1,364	43,443

		2,713,158

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	1,400	19,734
CapitaLand Ltd.	9,900	22,260
CBRE Group, Inc.-Class A (a)	1,072	32,042
Cheung Kong Property Holdings Ltd.	2,684	18,816
City Developments Ltd.	3,900	24,250
Daito Trust Construction Co., Ltd.	200	29,461
Daiwa House Industry Co., Ltd.	700	18,084
Deutsche Wohnen AG	906	34,011
First Capital Realty, Inc.	4,411	74,638
Global Logistic Properties Ltd.	15,800	21,008
Hang Lung Properties Ltd.	11,000	25,003
Henderson Land Development Co., Ltd.	4,150	24,213
Hongkong Land Holdings Ltd.	3,400	22,036
Hulic Co., Ltd.	2,300	21,810
Hysan Development Co., Ltd.	5,000	24,108
Jones Lang LaSalle, Inc.	245	28,604
Kerry Properties Ltd.	8,000	23,234
LendLease Group	2,384	24,704
Mitsubishi Estate Co., Ltd.	1,000	18,945
Mitsui Fudosan Co., Ltd.	1,000	21,594
New World Development Co., Ltd.	23,287	29,120
Nomura Real Estate Holdings, Inc.	1,100	17,940
NTT Urban Development Corp.	2,200	20,220
Realogy Holdings Corp.	864	23,190
Sino Land Co., Ltd.	14,000	23,927
Sumitomo Realty & Development Co., Ltd.	1,000	26,448
Sun Hung Kai Properties Ltd.	2,000	28,097
Swire Pacific Ltd.-Class A	3,000	33,096
Swire Properties Ltd.	7,800	21,938
Swiss Prime Site AG (REG) (a)	495	43,553
Tokyo Tatemono Co., Ltd.	1,700	19,984
Tokyu Fudosan Holdings Corp.	3,100	17,293
UOL Group Ltd.	5,228	21,302
Vonovia SE	898	34,891
Wharf Holdings Ltd. (The)	4,000	28,190
Wheelock & Co., Ltd.	5,000	28,551

		946,295

		3,659,453

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	4,189	171,246
BCE, Inc.	4,445	207,675
BT Group PLC	11,579	58,763
CenturyLink, Inc.	2,362	65,664
Deutsche Telekom AG (REG)	3,490	58,218
Elisa Oyj	1,855	65,269
Frontier Communications Corp. (e)	9,112	41,915
HKT Trust & HKT Ltd.-Class SS	15,000	20,651
Iliad SA	211	43,602
Inmarsat PLC	4,209	42,654

Company	Shares		U.S. $ Value
Koninklijke KPN NV		14,717	$48,117
Level 3 Communications, Inc. (a)		1,401	69,532
Nippon Telegraph & Telephone Corp.		600	26,381
Orange SA		3,090	47,104
PCCW Ltd.		36,000	22,813
Proximus SADP		1,900	58,192
SBA Communications Corp.-Class A (a)		817	93,261
SFR Group SA		725	19,328
Singapore Telecommunications Ltd.		7,900	23,386
Spark New Zealand Ltd.		9,223	25,450
Swisscom AG (REG)		160	76,532
TDC A/S (a)		10,759	59,501
Telecom Italia SpA/Milano (ordinary shares) (a)		29,664	26,926
Telecom Italia SpA/Milano (savings shares) (a)		37,509	27,505
Telefonica Deutschland Holding AG		15,064	61,861
Telefonica SA		4,326	43,648
Telenor ASA		3,729	65,030
Telia Co. AB		15,067	67,993
Telstra Corp., Ltd.		10,088	39,837
TELUS Corp.		4,559	149,286
TPG Telecom Ltd.		2,937	26,871
Verizon Communications, Inc.		2,935	153,589
Vocus Communications Ltd.		4,203	24,264

			2,032,334

Wireless Telecommunication Services - 0.2%
KDDI Corp.		900	26,311
Millicom International Cellular SA		1,021	52,274
NTT DOCOMO, Inc.		1,200	30,263
Rogers Communications, Inc.-Class B		4,213	180,420
SoftBank Group Corp.		400	26,094
Sprint Corp. (a)		8,845	54,662
StarHub Ltd.		8,800	23,618
T-Mobile US, Inc. (a)		1,930	89,436
Tele2 AB-Class B		6,602	54,876
Vodafone Group PLC		24,065	72,620

			610,574

			2,642,908

Total Common Stocks (cost $86,809,806)			92,082,298

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 22.7%
United States - 22.7%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS) (cost $68,534,696)	U.S.$	68,070	69,649,985

	Shares
INVESTMENT COMPANIES - 6.9%
Funds and Investment Trusts - 6.9%
iShares Core MSCI Emerging Markets ETF		145,200	6,448,332
iShares MSCI Emerging Markets ETF		330,840	12,085,585

Company	Shares		U.S. $ Value
iShares MSCI Switzerland Capped ETF (e)		83,816	$2,529,567

Total Investment Companies (cost $19,667,911)			21,063,484

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 5.8%
United States - 5.8%
U.S. Treasury Bonds
3.00%, 5/15/45 (cost $14,796,469)	U.S.$	15,122	17,605,320

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Risk Share Floating Rate - 5.4%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
5.524% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		1,430	1,511,713
Series 2015-C03, Class 2M2
5.524% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		8,745	9,294,291
Series 2015-C04, Class 1M2
6.224% (LIBOR 1 Month + 5.70%), 4/25/28 (f)		2,141	2,321,589
Series 2015-C04, Class 2M2
6.074% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		3,246	3,491,477

Total Collateralized Mortgage Obligations (cost $15,596,265)			16,619,070

	Shares
PREFERRED STOCKS - 1.9%
Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Apartment Investment & Management Co.
6.875% (e)		42,000	1,160,460
Hersha Hospitality Trust
Series C
6.875%,		60,000	1,542,000
Pebblebrook Hotel Trust
6.50% (e)		65,950	1,714,700
Sabra Health Care REIT, Inc.
Series A
7.125% (e)		53,175	1,435,725

Total Preferred Stocks (cost $5,528,125)			5,852,885

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26 (e) (cost $1,170,388)	U.S.$	1,174	$1,286,997

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
5.625%, 5/20/43 (cost $507,351)		768	592,320

CORPORATES - INVESTMENT GRADE - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Standard Chartered PLC
6.409%, 1/30/17 (b)(g) (cost $301,639)		300	284,550

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Citibank, NA
Expiration: Sep 2016, Pay 1.87%, Receive 3 Month LIBOR (a)		25,100	49,656
IRS Swaption, Deutsche Bank AG
Expiration: Sep 2016, Pay 1.62%, Receive 3 Month LIBOR (a)		62,700	50,052

			99,708

	Contracts
Option on Forward Contracts - 0.0%
EUR/USD
Expiration: Sep 2016, Exercise Price: EUR 1.11 (a)(h)		5,500,000	20,571

Options on Funds and Investment Trusts - 0.0%
iShares Silver Trust
Expiration: Sep 2016, Exercise Price: $ 16.50 (a)(i)		2,947	7,367

Total Options Purchased-Puts (premiums paid $136,114)			127,646

OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares MSCI Emerging Markets ETF
Expiration: Sep 2016, Exercise Price: $ 38.50 (a)(i)		2,508	15,048
SPDR S&P 500 ETF Trust
Expiration: Sep 2016, Exercise Price: $ 222.00 (a)(i)		1,437	21,555

Company	Shares		U.S. $ Value
Total Options Purchased - Calls (premiums paid $112,328)			$36,603

RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Safeway, Inc., expiring 2/02/17 (a)		620	31
Safeway, Inc., expiring 2/02/19 (a)		620	629

Total Rights (cost $657)			660

SHORT-TERM INVESTMENTS - 25.6%
Investment Companies - 19.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (j)(k) (cost $60,302,122)		60,302,122	60,302,122

	Principal Amount (000)
U.S. Treasury Bills - 5.9%
U.S. Treasury Bill
Zero Coupon 9/15/16-11/17/16 (cost $17,990,509)	U.S.$	18,000	17,990,509

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $291,454,380)			303,494,449

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
INVESTMENT COMPANIES - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (j)(k) (cost $3,941,255)		3,941,255	3,941,255

Total Investments - 100.4% (cost $295,395,635) (l)			307,435,704
Other assets less liabilities - (0.4)% (m)			(1,077,439)

Net Assets - 100.0%			$306,358,265

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	162	September 2016	$16,356,917	$16,788,735	$431,818
Amsterdam Index Futures	14	September 2016	1,407,373	1,418,897	11,524
Brent Crude Futures	43	September 2016	1,937,738	2,016,270	78,532

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2016	Unrealized Appreciation/ (Depreciation)
CAC 40 10 Euro Futures	71	September 2016	$3,528,326	$3,514,761	$(13,565)
Canadian 10 Yr Bond Futures	219	December 2016	24,492,203	24,510,165	17,962
Canola (WCE) Futures	293	November 2016	2,089,128	2,047,469	(41,659)
Cattle Feeder Futures	28	September 2016	2,057,636	1,967,350	(90,286)
Cocoa Futures	53	March 2017	1,508,847	1,523,750	14,903
Coffee ‘C’ Futures	50	December 2016	2,686,747	2,757,188	70,441
Coffee Robusta Futures	76	November 2016	1,390,956	1,389,280	(1,676)
Copper Futures	112	December 2016	6,052,658	5,817,000	(235,658)
Corn Futures	114	December 2016	1,946,887	1,798,350	(148,537)
Cotton No. 2 Futures	37	December 2016	1,277,002	1,213,230	(63,772)
DAX Index Futures	12	September 2016	3,197,294	3,550,645	353,351
FTSE/MIB Index Futures	14	September 2016	1,273,545	1,322,545	49,000
Gas Oil (ICE) Futures	53	November 2016	2,132,671	2,240,575	107,904
Gasoline RBOB Futures	34	September 2016	1,769,178	1,904,095	134,917
Gold 100 OZ Futures	42	December 2016	5,632,333	5,507,880	(124,453)
IBEX 35 Index Futures	12	September 2016	1,156,133	1,167,796	11,663
KC HRW Wheat Futures	86	December 2016	1,882,580	1,709,250	(173,330)
Lean Hogs Futures	52	October 2016	1,429,127	1,307,280	(121,847)
Live Cattle Futures	86	October 2016	3,817,211	3,666,180	(151,031)
LME Lead Futures	29	September 2016	1,323,927	1,377,500	53,573
LME Nickel Futures	46	September 2016	2,782,386	2,683,134	(99,252)
LME Primary Aluminum Futures	45	September 2016	1,837,850	1,800,844	(37,006)
LME Zinc Futures	44	September 2016	2,376,575	2,538,525	161,950
Long Gilt Futures	53	December 2016	9,139,531	9,154,082	14,551
Natural Gas Futures	66	September 2016	1,737,292	1,905,420	168,128
NY Harbor USLD Futures	38	September 2016	2,344,149	2,275,417	(68,732)
Omxs30 Index Futures	62	September 2016	1,019,995	1,026,797	6,802
Palladium Futures	27	December 2016	1,872,385	1,808,865	(63,520)
Platinum Futures	73	October 2016	3,876,508	3,845,275	(31,233)
Russell 2000 E Mini Futures	13	September 2016	1,492,895	1,610,440	117,545
S&P Mid 400 E-Mini Futures	10	September 2016	1,492,228	1,563,800	71,572
S&P TSX 60 Index Futures	7	September 2016	884,424	907,534	23,110
Silver Futures	28	December 2016	2,662,729	2,618,980	(43,749)
Soybean Futures	36	November 2016	2,077,247	1,697,400	(379,847)
Soybean Meal Futures	47	December 2016	1,907,456	1,441,490	(465,966)
Soybean Oil Futures	130	December 2016	2,532,918	2,563,860	30,942
Sugar 11 (World) Futures	48	September 2016	1,063,581	1,078,426	14,845
TOPIX Index Futures	12	September 2016	1,545,418	1,543,131	(2,287)
U.S. T-Note 10 Yr (CBT) Futures	84	December 2016	10,955,551	10,997,438	41,887
Wheat (CBT) Futures	87	December 2016	1,917,521	1,688,888	(228,633)
WTI Crude Futures	44	September 2016	1,924,668	1,966,800	42,132
Sold Contracts
Cocoa Futures	51	December 2016	1,580,245	1,477,980	102,265

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2016	Unrealized Appreciation/ (Depreciation)
Coffee Robusta Futures	87	November 2016	$1,580,228	$1,590,360	$(10,132)
Euro STOXX 50 Index Futures	174	September 2016	5,543,223	5,880,877	(337,654)
Lean Hogs Futures	22	December 2016	502,012	506,220	(4,208)
LME Lead Futures	9	September 2016	411,610	427,500	(15,890)
LME Nickel Futures	1	September 2016	61,458	58,329	3,129
LME Primary Aluminum Futures	50	September 2016	2,030,486	2,000,938	29,548
Natural Gas Futures	19	September 2016	525,616	548,530	(22,914)
Nikkei 225 (CME) Futures	4	September 2016	333,701	338,500	(4,799)
S&P 500 E-Mini Futures	81	September 2016	8,811,231	8,786,475	24,756
Soybean Futures	43	November 2016	2,102,652	2,027,450	75,202
Soybean Meal Futures	33	December 2016	1,012,471	1,012,110	361

					$(717,323)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	142,098	USD	2,194	9/20/16	$29,855
Bank of America, NA	TRY	3,874	USD	1,241	9/20/16	(63,542)
Bank of America, NA	USD	2,074	CHF	2,011	9/20/16	(27,331)
Bank of America, NA	USD	19,332	NOK	163,746	9/20/16	319,358
Bank of America, NA	USD	603	RUB	39,226	9/20/16	(5,221)
Bank of America, NA	NZD	2,182	USD	1,580	11/16/16	2,102
Bank of America, NA	RUB	69,843	USD	1,063	11/16/16	13,028
Bank of America, NA	USD	624	HUF	175,171	11/16/16	6,986
Bank of America, NA	USD	619	MXN	11,757	11/16/16	2,116
Bank of America, NA	USD	634	TRY	1,967	11/16/16	20,789
Bank of America, NA	USD	926	ZAR	13,499	11/16/16	(21,466)
Bank of America, NA	USD	2,376	TRY	7,185	12/07/16	4,768
Barclays Bank PLC	CNY	123,816	USD	18,422	9/19/16	(83,879)
Barclays Bank PLC	USD	5,391	CNY	36,603	9/19/16	80,140
Barclays Bank PLC	INR	208,810	USD	3,108	9/20/16	(1,051)
Barclays Bank PLC	JPY	334,938	USD	3,063	9/20/16	(176,143)
Barclays Bank PLC	JPY	324,891	USD	3,183	9/20/16	40,781
Barclays Bank PLC	MXN	35,041	USD	1,879	9/20/16	18,964
Barclays Bank PLC	MYR	5,004	USD	1,266	9/20/16	43,983
Barclays Bank PLC	NOK	15,282	USD	1,840	9/20/16	5,984
Barclays Bank PLC	RUB	82,033	USD	1,256	9/20/16	6,770
Barclays Bank PLC	SEK	26,435	USD	3,098	9/20/16	7,876
Barclays Bank PLC	TRY	1,886	USD	629	9/20/16	(5,944)
Barclays Bank PLC	TWD	99,870	USD	3,089	9/20/16	(59,654)
Barclays Bank PLC	USD	3,660	INR	248,354	9/20/16	37,989
Barclays Bank PLC	USD	5,939	JPY	628,029	9/20/16	135,477
Barclays Bank PLC	USD	1,856	MYR	7,547	9/20/16	(12,820)
Barclays Bank PLC	USD	1,063	SEK	8,946	9/20/16	(17,565)
Barclays Bank PLC	USD	3,100	TRY	9,273	9/20/16	22,919
Barclays Bank PLC	ZAR	21,205	USD	1,577	9/20/16	139,527
Barclays Bank PLC	GBP	2,369	USD	3,100	11/16/16	(15,815)
Barclays Bank PLC	KRW	3,496,986	USD	3,122	11/16/16	(10,831)
Barclays Bank PLC	MYR	12,757	USD	3,131	11/16/16	21,627
Barclays Bank PLC	NZD	2,182	USD	1,588	11/16/16	10,121
Barclays Bank PLC	TWD	198,435	USD	6,254	11/16/16	(22,933)
Barclays Bank PLC	USD	3,047	INR	206,519	11/16/16	2,670
Barclays Bank PLC	USD	6,320	MYR	25,560	11/16/16	(90,644)
Barclays Bank PLC	USD	9,720	TWD	308,518	11/16/16	38,923

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	8,374	USD	6,201	9/20/16	$(89,984)
BNP Paribas SA	EUR	5,371	USD	5,921	9/20/16	(74,579)
BNP Paribas SA	GBP	2,130	USD	3,132	9/20/16	333,808
BNP Paribas SA	MYR	4,978	USD	1,248	9/20/16	32,703
BNP Paribas SA	USD	3,148	EUR	2,827	9/20/16	7,474
BNP Paribas SA	USD	3,190	JPY	322,145	9/20/16	(73,913)
BNP Paribas SA	USD	1,187	MXN	22,999	9/20/16	33,609
BNP Paribas SA	CAD	4,167	USD	3,182	11/16/16	3,535
BNP Paribas SA	MYR	17,781	USD	4,402	11/16/16	68,657
BNP Paribas SA	USD	933	AUD	1,227	11/16/16	(12,043)
BNP Paribas SA	USD	2,517	CAD	3,251	11/16/16	(37,199)
BNP Paribas SA	USD	621	NZD	854	11/16/16	(3,318)
BNP Paribas SA	USD	54	ARS	931	1/26/17	3,940
BNP Paribas SA	USD	54	ARS	936	1/31/17	4,118
BNP Paribas SA	USD	54	ARS	942	2/03/17	4,356
BNP Paribas SA	USD	107	ARS	1,886	2/13/17	8,269
Brown Brothers Harriman & Co.	JPY	312,138	USD	3,105	9/20/16	86,365
Brown Brothers Harriman & Co.	JPY	316,265	USD	3,032	9/20/16	(27,439)
Citibank, NA	AUD	1,261	USD	940	9/20/16	(7,153)
Citibank, NA	CAD	1,598	USD	1,219	9/20/16	771
Citibank, NA	CHF	2,521	USD	2,559	9/20/16	(7,265)
Citibank, NA	EUR	2,698	CHF	2,916	9/20/16	(44,171)
Citibank, NA	EUR	7,628	USD	8,389	9/20/16	(125,747)
Citibank, NA	GBP	2,368	EUR	2,825	9/20/16	42,920
Citibank, NA	INR	188,204	USD	2,797	9/20/16	(5,527)
Citibank, NA	MXN	56,834	USD	2,956	9/20/16	(60,995)
Citibank, NA	TRY	3,786	EUR	1,133	9/20/16	(10,231)
Citibank, NA	USD	8,879	CAD	11,388	9/20/16	(194,335)
Citibank, NA	USD	3,176	GBP	2,413	9/20/16	(5,693)
Citibank, NA	USD	6,140	HUF	1,701,375	9/20/16	(11,473)
Citibank, NA	USD	3,042	MXN	57,853	9/20/16	29,478
Citibank, NA	USD	1,775	NOK	15,192	9/20/16	47,901
Citibank, NA	USD	1,188	RUB	80,275	9/20/16	34,258
Citibank, NA	USD	1,189	RUB	77,452	9/20/16	(9,943)
Citibank, NA	USD	1,223	SEK	10,086	9/20/16	(43,329)
Citibank, NA	USD	1,888	TRY	5,812	9/20/16	68,879
Citibank, NA	USD	1,186	ZAR	18,960	9/20/16	98,855
Citibank, NA	ZAR	8,602	USD	631	9/20/16	47,957
Citibank, NA	ZAR	9,397	USD	623	9/20/16	(13,643)
Citibank, NA	CHF	6,082	EUR	5,640	11/16/16	101,074
Citibank, NA	CHF	3,005	SEK	26,363	11/16/16	22,562
Citibank, NA	INR	22,373	USD	330	11/16/16	(630)
Citibank, NA	NOK	15,445	USD	1,882	11/16/16	28,294
Citibank, NA	SEK	15,707	USD	1,887	11/16/16	45,291
Citibank, NA	USD	426	CAD	550	11/16/16	(6,938)
Citibank, NA	USD	3,162	CHF	3,013	11/16/16	(84,892)
Citibank, NA	USD	3,160	EUR	2,778	11/16/16	(51,370)
Citibank, NA	USD	2,787	GBP	2,087	11/16/16	(41,682)
Citibank, NA	USD	1,589	HUF	435,729	11/16/16	(18,670)
Citibank, NA	USD	1,991	MXN	37,097	11/16/16	(32,447)
Citibank, NA	USD	2,527	NOK	20,719	11/16/16	(40,532)
Citibank, NA	USD	3,124	NZD	4,385	11/16/16	48,172
Citibank, NA	USD	1,589	PLN	6,013	11/16/16	(53,113)
Citibank, NA	USD	1,811	RUB	122,876	11/16/16	35,439
Deutsche Bank AG	CNY	44,248	USD	6,438	9/19/16	(175,106)
Deutsche Bank AG	AUD	4,134	USD	3,058	9/20/16	(47,846)
Deutsche Bank AG	MXN	34,045	USD	1,860	9/20/16	53,056
Deutsche Bank AG	USD	3,101	AUD	4,151	9/20/16	17,292
Deutsche Bank AG	AUD	1,644	USD	1,251	11/16/16	17,717
Deutsche Bank AG	USD	1,229	MXN	22,939	11/16/16	(17,960)
Deutsche Bank AG	TRY	4,801	EUR	1,360	12/09/16	(66,455)
Goldman Sachs Bank USA	BRL	5,021	USD	1,583	9/02/16	28,300
Goldman Sachs Bank USA	BRL	29,005	USD	8,941	9/02/16	(40,907)
Goldman Sachs Bank USA	USD	10,178	BRL	34,026	9/02/16	359,284
Goldman Sachs Bank USA	USD	9,518	CNY	63,030	9/19/16	(96,785)
Goldman Sachs Bank USA	BRL	1,304	USD	374	9/20/16	(27,546)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	MXN	16,491	USD	883	9/20/16	$7,145
Goldman Sachs Bank USA	NOK	26,981	SEK	27,130	9/20/16	(66,212)
Goldman Sachs Bank USA	USD	6,145	KRW	7,183,955	9/20/16	292,396
Goldman Sachs Bank USA	USD	2,364	RUB	156,710	9/20/16	22,383
Goldman Sachs Bank USA	USD	1,545	TWD	49,903	9/20/16	27,896
Goldman Sachs Bank USA	USD	3,624	BRL	11,992	11/03/16	22,480
Goldman Sachs Bank USA	USD	1,233	BRL	4,071	11/16/16	104
Goldman Sachs Bank USA	USD	3,158	TWD	99,949	11/16/16	3,596
Goldman Sachs Bank USA	BRL	2,027	USD	613	12/02/16	2,171
Goldman Sachs Bank USA	BRL	149,450	USD	32,803	1/04/17	(11,801,010)
Goldman Sachs Bank USA	USD	40,381	BRL	149,450	1/04/17	4,222,929
HSBC Bank USA	USD	3,182	CNY	20,750	9/19/16	(80,876)
HSBC Bank USA	USD	1,203	MXN	22,684	9/20/16	1,468
HSBC Bank USA	USD	1,544	NZD	2,302	9/20/16	125,464
HSBC Bank USA	USD	595	ZAR	9,492	9/20/16	47,936
JPMorgan Chase Bank, NA	AUD	4,522	USD	3,422	9/20/16	24,836
JPMorgan Chase Bank, NA	AUD	6,487	USD	4,811	9/20/16	(62,567)
JPMorgan Chase Bank, NA	CAD	12,081	USD	9,290	9/20/16	76,910
JPMorgan Chase Bank, NA	CAD	1,574	USD	1,200	9/20/16	(521)
JPMorgan Chase Bank, NA	CHF	2,922	EUR	2,689	9/20/16	27,981
JPMorgan Chase Bank, NA	CHF	1,798	USD	1,850	9/20/16	20,120
JPMorgan Chase Bank, NA	GBP	4,132	USD	5,747	9/20/16	319,112
JPMorgan Chase Bank, NA	GBP	480	USD	621	9/20/16	(9,377)
JPMorgan Chase Bank, NA	NZD	6,614	USD	4,718	9/20/16	(77,603)
JPMorgan Chase Bank, NA	USD	4,829	AUD	6,487	9/20/16	44,548
JPMorgan Chase Bank, NA	USD	1,250	AUD	1,652	9/20/16	(9,222)
JPMorgan Chase Bank, NA	USD	8,897	CAD	11,604	9/20/16	(47,438)
JPMorgan Chase Bank, NA	USD	4,399	EUR	3,899	9/20/16	(46,304)
JPMorgan Chase Bank, NA	USD	2,594	GBP	1,993	9/20/16	24,590
JPMorgan Chase Bank, NA	USD	2,537	GBP	1,722	9/20/16	(274,959)
JPMorgan Chase Bank, NA	USD	5,902	INR	406,798	9/20/16	154,925
JPMorgan Chase Bank, NA	USD	4,399	JPY	466,588	9/20/16	114,237
JPMorgan Chase Bank, NA	USD	1,569	JPY	157,196	9/20/16	(48,703)
JPMorgan Chase Bank, NA	USD	1,832	MXN	34,093	9/20/16	(22,280)
JPMorgan Chase Bank, NA	USD	4,250	NZD	6,008	9/20/16	106,233
JPMorgan Chase Bank, NA	CAD	4,001	USD	3,069	11/16/16	16,986
JPMorgan Chase Bank, NA	CAD	4,116	USD	3,133	11/16/16	(6,790)
JPMorgan Chase Bank, NA	JPY	312,078	USD	3,061	11/16/16	35,555
JPMorgan Chase Bank, NA	TWD	396,735	USD	12,727	11/16/16	177,286
JPMorgan Chase Bank, NA	USD	629	AUD	822	11/16/16	(12,634)
JPMorgan Chase Bank, NA	USD	1,891	CHF	1,812	11/16/16	(40,285)
JPMorgan Chase Bank, NA	USD	5,311	GBP	4,104	11/16/16	86,769
JPMorgan Chase Bank, NA	USD	623	GBP	471	11/16/16	(3,086)
JPMorgan Chase Bank, NA	USD	1,866	MXN	34,657	11/16/16	(35,742)
JPMorgan Chase Bank, NA	TRY	3,221	EUR	946	12/07/16	(7,330)
Morgan Stanley Capital Services, Inc.	BRL	5,004	USD	1,566	9/19/16	23,512
Morgan Stanley Capital Services, Inc.	CAD	3,968	AUD	4,179	9/20/16	113,155
Morgan Stanley Capital Services, Inc.	CAD	2,440	USD	1,904	9/20/16	43,553
Morgan Stanley Capital Services, Inc.	CLP	1,252,026	USD	1,923	9/20/16	86,646
Morgan Stanley Capital Services, Inc.	EUR	2,173	USD	2,409	9/20/16	(16,688)
Morgan Stanley Capital Services, Inc.	GBP	1,299	USD	1,853	9/20/16	146,633
Morgan Stanley Capital Services, Inc.	HUF	1,710,048	USD	6,182	9/20/16	21,777
Morgan Stanley Capital Services, Inc.	HUF	1,352,353	USD	4,701	9/20/16	(170,790)
Morgan Stanley Capital Services, Inc.	JPY	311,720	USD	3,042	9/20/16	27,338
Morgan Stanley Capital Services, Inc.	JPY	390,980	USD	3,701	9/20/16	(80,334)
Morgan Stanley Capital Services, Inc.	NOK	31,535	USD	3,728	9/20/16	(56,312)
Morgan Stanley Capital Services, Inc.	NZD	8,844	USD	6,246	9/20/16	(166,406)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	3,650	AUD	5,010	9/20/16	$113,388
Morgan Stanley Capital Services, Inc.	USD	3,125	AUD	4,131	9/20/16	(22,009)
Morgan Stanley Capital Services, Inc.	USD	7,941	CHF	7,737	9/20/16	(66,653)
Morgan Stanley Capital Services, Inc.	USD	1,877	GBP	1,443	9/20/16	18,322
Morgan Stanley Capital Services, Inc.	USD	4,225	GBP	3,074	9/20/16	(187,023)
Morgan Stanley Capital Services, Inc.	USD	4,956	HUF	1,405,598	9/20/16	107,941
Morgan Stanley Capital Services, Inc.	USD	4,932	HUF	1,361,026	9/20/16	(29,015)
Morgan Stanley Capital Services, Inc.	USD	6,812	JPY	722,613	9/20/16	177,826
Morgan Stanley Capital Services, Inc.	USD	3,000	NOK	25,379	9/20/16	45,360
Morgan Stanley Capital Services, Inc.	USD	7,137	SEK	60,973	9/20/16	(8,556)
Morgan Stanley Capital Services, Inc.	USD	1,251	TRY	3,692	9/20/16	(7,726)
Morgan Stanley Capital Services, Inc.	USD	5,638	ZAR	87,941	9/20/16	321,993
Morgan Stanley Capital Services, Inc.	ZAR	18,303	USD	1,264	9/20/16	23,693
Morgan Stanley Capital Services, Inc.	ZAR	28,109	USD	1,841	9/20/16	(64,272)
Morgan Stanley Capital Services, Inc.	CHF	3,014	EUR	2,759	11/16/16	9,557
Morgan Stanley Capital Services, Inc.	USD	1,870	GBP	1,423	11/16/16	2,063
Morgan Stanley Capital Services, Inc.	USD	625	PLN	2,415	11/16/16	(8,224)
Morgan Stanley Capital Services, Inc.	TRY	7,128	EUR	2,063	12/09/16	(49,634)
Nomura Global Financial Products, Inc.	TWD	100,251	USD	3,048	11/15/16	(123,339)
Nomura Global Financial Products, Inc.	USD	3,112	MYR	12,562	11/16/16	(50,706)
Nomura Global Financial Products, Inc.	USD	933	NZD	1,299	11/16/16	6,204
Nomura Global Financial Products, Inc.	USD	3,167	TWD	98,105	11/16/16	(63,507)
Royal Bank of Scotland PLC	AUD	9,900	USD	7,331	9/20/16	(106,126)
Royal Bank of Scotland PLC	CAD	13,795	USD	10,815	9/20/16	295,002
Royal Bank of Scotland PLC	COP	3,653,021	USD	1,227	9/20/16	2,780
Royal Bank of Scotland PLC	COP	5,572,275	USD	1,831	9/20/16	(37,588)
Royal Bank of Scotland PLC	EUR	14,613	USD	16,585	9/20/16	272,154
Royal Bank of Scotland PLC	GBP	6,402	USD	9,277	9/20/16	866,668
Royal Bank of Scotland PLC	JPY	133,075	USD	1,258	9/20/16	(29,504)
Royal Bank of Scotland PLC	MYR	10,028	USD	2,469	9/20/16	20,069
Royal Bank of Scotland PLC	RUB	101,763	USD	1,553	9/20/16	3,523
Royal Bank of Scotland PLC	SEK	18,764	USD	2,306	9/20/16	111,808
Royal Bank of Scotland PLC	SGD	746	USD	551	9/20/16	3,566
Royal Bank of Scotland PLC	USD	1,251	CAD	1,636	9/20/16	(3,384)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	1,806	CLP	1,252,026	9/20/16	$30,435
Royal Bank of Scotland PLC	USD	3,000	COP	9,225,296	9/20/16	92,812
Royal Bank of Scotland PLC	USD	22,205	EUR	19,573	9/20/16	(356,427)
Royal Bank of Scotland PLC	USD	1,055	GBP	728	9/20/16	(98,551)
Royal Bank of Scotland PLC	USD	3,989	INR	271,361	9/20/16	51,745
Royal Bank of Scotland PLC	USD	3,067	MXN	56,631	9/20/16	(60,423)
Royal Bank of Scotland PLC	USD	2,250	MYR	9,232	9/20/16	4,509
Royal Bank of Scotland PLC	USD	1,260	MYR	4,998	9/20/16	(39,151)
Royal Bank of Scotland PLC	USD	1,224	NOK	10,121	9/20/16	(9,637)
Royal Bank of Scotland PLC	USD	9,398	SEK	76,778	9/20/16	(421,424)
Royal Bank of Scotland PLC	USD	1,548	TWD	49,967	9/20/16	27,092
Royal Bank of Scotland PLC	ZAR	18,214	USD	1,255	9/20/16	20,049
Royal Bank of Scotland PLC	CNY	36,603	USD	5,365	10/11/16	(99,268)
Royal Bank of Scotland PLC	USD	3,106	TWD	100,251	11/15/16	64,794
Royal Bank of Scotland PLC	CLP	2,084,296	USD	3,083	11/16/16	40,235
Royal Bank of Scotland PLC	COP	3,840,226	USD	1,223	11/16/16	(51,081)
Royal Bank of Scotland PLC	KRW	3,496,986	USD	3,126	11/16/16	(6,226)
Royal Bank of Scotland PLC	MYR	7,584	USD	1,896	11/16/16	47,998
Royal Bank of Scotland PLC	USD	1,232	COP	3,840,226	11/16/16	42,646
Royal Bank of Scotland PLC	USD	1,230	INR	83,388	11/16/16	1,532
Royal Bank of Scotland PLC	USD	1,224	RUB	80,745	11/16/16	(10,593)
Standard Chartered Bank	USD	663	CNY	4,380	9/19/16	(8,077)
Standard Chartered Bank	USD	6,381	CNY	43,301	9/19/16	91,045
Standard Chartered Bank	CHF	10,164	EUR	9,393	9/20/16	140,165
Standard Chartered Bank	CNY	20,294	USD	3,070	9/20/16	37,118
Standard Chartered Bank	EUR	5,423	USD	6,092	9/20/16	38,036
Standard Chartered Bank	EUR	46,299	USD	51,348	9/20/16	(334,694)
Standard Chartered Bank	GBP	4,192	USD	5,927	9/20/16	419,742
Standard Chartered Bank	HKD	8,047	USD	1,038	9/20/16	585
Standard Chartered Bank	INR	652,902	USD	9,589	9/20/16	(132,918)
Standard Chartered Bank	KRW	12,190,595	USD	10,547	9/20/16	(375,952)
Standard Chartered Bank	MYR	10,016	USD	2,506	9/20/16	60,723
Standard Chartered Bank	NZD	1,750	USD	1,232	9/20/16	(36,386)
Standard Chartered Bank	SEK	49,363	EUR	5,290	9/20/16	133,438
Standard Chartered Bank	USD	4,428	CHF	4,264	9/20/16	(87,912)
Standard Chartered Bank	USD	3,075	CNY	20,294	9/20/16	(41,769)
Standard Chartered Bank	USD	1,865	EUR	1,643	9/20/16	(30,629)
Standard Chartered Bank	USD	3,118	GBP	2,130	9/20/16	(319,984)
Standard Chartered Bank	USD	1,801	INR	123,403	9/20/16	36,150
Standard Chartered Bank	USD	4,406	KRW	5,006,640	9/20/16	80,082
Standard Chartered Bank	USD	2,005	MYR	8,249	9/20/16	9,404
Standard Chartered Bank	USD	3,259	PLN	13,038	9/20/16	75,820
Standard Chartered Bank	USD	5,532	CNY	36,603	10/11/16	(67,744)
Standard Chartered Bank	KRW	1,391,627	USD	1,244	11/16/16	(2,478)
Standard Chartered Bank	MXN	22,982	USD	1,245	11/16/16	31,134
Standard Chartered Bank	USD	1,229	INR	83,996	11/16/16	11,064
Standard Chartered Bank	USD	1,256	KRW	1,391,627	11/16/16	(9,311)
Standard Chartered Bank	USD	1,257	TWD	40,093	11/16/16	11,370

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	4,392	TWD	138,168	11/16/16	$(21,394)
State Street Bank & Trust Co.	AUD	162	USD	124	9/20/16	2,156
State Street Bank & Trust Co.	AUD	832	USD	613	9/20/16	(12,432)
State Street Bank & Trust Co.	CAD	6,548	USD	5,097	9/20/16	102,882
State Street Bank & Trust Co.	CHF	10,988	USD	11,462	9/20/16	278,480
State Street Bank & Trust Co.	CNY	302	USD	46	9/20/16	577
State Street Bank & Trust Co.	CNY	163,491	USD	24,377	9/20/16	(57,701)
State Street Bank & Trust Co.	CZK	857	USD	36	9/20/16	613
State Street Bank & Trust Co.	DKK	5,609	USD	859	9/20/16	17,928
State Street Bank & Trust Co.	EUR	638	USD	724	9/20/16	11,314
State Street Bank & Trust Co.	EUR	322	USD	357	9/20/16	(1,973)
State Street Bank & Trust Co.	GBP	758	USD	1,025	9/20/16	29,019
State Street Bank & Trust Co.	JPY	13,556	USD	133	9/20/16	1,481
State Street Bank & Trust Co.	JPY	1,041,453	USD	9,810	9/20/16	(263,687)
State Street Bank & Trust Co.	NOK	89,933	USD	10,997	9/20/16	204,232
State Street Bank & Trust Co.	NZD	9,324	USD	6,615	9/20/16	(145,477)
State Street Bank & Trust Co.	SGD	2	USD	1	9/20/16	14
State Street Bank & Trust Co.	USD	496	AUD	664	9/20/16	2,985
State Street Bank & Trust Co.	USD	211	CAD	270	9/20/16	(5,432)
State Street Bank & Trust Co.	USD	314	CHF	302	9/20/16	(6,880)
State Street Bank & Trust Co.	USD	6,188	CNY	40,852	9/20/16	(82,582)
State Street Bank & Trust Co.	USD	842	EUR	744	9/20/16	(11,164)
State Street Bank & Trust Co.	USD	319	GBP	224	9/20/16	(24,581)
State Street Bank & Trust Co.	USD	4,146	JPY	431,903	9/20/16	31,439
State Street Bank & Trust Co.	USD	6,205	NZD	8,898	9/20/16	246,965
State Street Bank & Trust Co.	USD	2,039	PLN	7,818	9/20/16	(39,130)
State Street Bank & Trust Co.	USD	206	SEK	1,727	9/20/16	(3,678)
State Street Bank & Trust Co.	CNY	44,040	USD	6,392	10/12/16	(181,251)
State Street Bank & Trust Co.	USD	6,660	CNY	44,040	10/12/16	(86,023)
State Street Bank & Trust Co.	CNY	20,156	USD	3,027	11/15/16	25,869
State Street Bank & Trust Co.	USD	3,043	CNY	20,156	11/15/16	(41,636)
State Street Bank & Trust Co.	CNY	20,818	USD	3,100	11/16/16	14
State Street Bank & Trust Co.	USD	9,308	CNY	62,376	11/16/16	(21,265)
State Street Bank & Trust Co.	USD	629	NZD	867	11/16/16	(1,735)
State Street Bank & Trust Co.	EUR	212	USD	238	12/15/16	462

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	172	USD	223	12/15/16	$(3,683)
State Street Bank & Trust Co.	JPY	15,378	USD	153	12/15/16	3,492
State Street Bank & Trust Co.	USD	125	GBP	96	12/15/16	914
UBS AG	CNY	40,550	USD	6,110	9/20/16	49,670
UBS AG	JPY	331,633	USD	3,124	9/20/16	(84,109)
UBS AG	USD	1,281	CAD	1,638	9/20/16	(31,268)

						$(5,796,246)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares Silver Trust (i)	294,700	$19.00	September 2016	$22,864	$(13,261)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares MSCI Emerging Markets ETF (i)	250,800	$35.00	September 2016	$35,010	$(45,144)
SPDR S&P 500 ETF Trust (i)	143,700	207.00	September 2016	81,616	(44,547)

				$116,626	$(89,691)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S.$ Value
Call - EUR vs. USD	EUR	1.15	9/08/16	5,500	$6,061	$(963)
Call - EUR vs. TRY		3.70	12/07/16	8,160	149,210	(42,552)
Put - BRL vs. USD	BRL	3.30	9/15/16	20,796	46,482	(45,783)
Put - CNH vs. USD	CNH	6.92	12/05/16	87,104	100,796	(48,729)
Put - CNH vs. USD		6.92	12/05/16	42,203	51,484	(23,610)
Put - CNH vs. USD		6.92	12/05/16	42,203	43,005	(23,610)
Put - TRY vs. EUR	TRY	3.70	12/07/16	17,020	115,083	(23,981)

					$512,121	$(209,228)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- party	Strike Rate	Expiration Date	Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	1.47%	9/14/16	$57,730	$(12,612)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	1.20	9/14/16	50,160	(6,936)

					$107,890	$(19,548)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse Securities (USA) LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	3.93%	$12,500	$683,047	$337,490
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.73	18,750	273,657	78,580

				$956,704	$416,070

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

					Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)			Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	$		71,767	8/08/18	1.647%	3 Month LIBOR	$(878,696)
Credit Suisse Securities (USA) LLC/(CME Group)			71,767	8/08/18	3 Month LIBOR	1.647%	586,535
Credit Suisse Securities (USA) LLC/(CME Group)		AUD	15,000	7/09/25	6 Month BBSW	3.168%	1,083,248

							$791,087

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
iTRAXX-Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	0.85%	$1,490	$(11,967)	$14,009	$(25,976)
iTRAXX-Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	0.85	1,110	(8,915)	10,434	(19,349)
Sale Contracts
Deutsche Bank AG
iTRAXX-Australia Series 24, 5 Year Index, 12/20/20*	1.00	0.85	2,600	20,882	(26,798)	47,680

				$0	$(2,355)	$2,355

*	Termination date

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $590,629 or 0.2% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Represents entire or partial securities out on loan.
(f)	Floating Rate Security. Stated interest rate was in effect at August 31, 2016.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	One contract relates to 1 share.
(i)	One contract relates to 100 shares.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,631,787 and gross unrealized depreciation of investments was $ (5,591,718), resulting in net unrealized appreciation of $12,040,069.
(m)	An amount of U.S. $6,848,706 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2016.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
BBSW	-	Bank Bill Swap Reference Rate (Australia)
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
ICE	-	Intercontinental Exchange
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
WCE	-	Winnipeg Commodities Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

August 31, 2016 (unaudited)

57.8%	United States
2.5%	Canada
2.4%	Japan
1.8%	United Kingdom
1.7%	China
1.0%	France
0.8%	Luxembourg
0.8%	Germany
0.7%	Switzerland
0.7%	Australia
0.4%	Mexico
0.4%	Netherlands
0.4%	Spain
2.8%	Other
25.8%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Hong Kong, Ireland, Italy, Jersey (Channel Islands), Macau, New Zealand, Norway, Portugal, Singapore, South Africa, Sweden and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Consumer Staples	$7,858,948	$4,102,932	$	– 0	–	$11,961,880
Financials	4,728,425	6,782,104		– 0	–(a)	11,510,529
Information Technology	8,914,679	1,991,935		– 0	–	10,906,614
Industrials	6,379,489	4,360,470		26,548		10,766,507
Health Care	6,267,674	4,159,036		– 0	–	10,426,710

Investments in Securities:	Level 1		Level 2		Level 3			Total
Consumer Discretionary	$5,785,398		$3,353,418		$	– 0	–	$9,138,816
Materials	4,481,073		3,330,638			– 0	–	7,811,711
Energy	4,024,696		2,892,201			– 0	–	6,916,897
Utilities	3,500,197		2,840,076			– 0	–	6,340,273
Real Estate	2,065,125		1,594,328			– 0	–	3,659,453
Telecommunication Services	1,297,607		1,345,301			– 0	–	2,642,908
Inflation-Linked Securities	– 0	–	69,649,985			– 0	–	69,649,985
Investment Companies	21,063,484		– 0	–		– 0	–	21,063,484
Governments - Treasuries	– 0	–	17,605,320			– 0	–	17,605,320
Collateralized Mortgage Obligations	– 0	–	16,619,070			– 0	–	16,619,070
Preferred Stocks	5,852,885		– 0	–		– 0	–	5,852,885
Governments - Sovereign Bonds	– 0	–	1,286,997			– 0	–	1,286,997
Governments - Sovereign Agencies	– 0	–	592,320			– 0	–	592,320
Corporates - Investment Grade	– 0	–	284,550			– 0	–	284,550
Options Purchased - Puts	– 0	–	127,646			– 0	–	127,646
Options Purchased - Calls	– 0	–	36,603			– 0	–	36,603
Rights	– 0	–	– 0	–		660		660
Short-Term Investments:
Investment Companies	60,302,122		– 0	–		– 0	–	60,302,122
U.S. Treasury Bills	– 0	–	17,990,509			– 0	–	17,990,509
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,941,255		– 0	–		– 0	–	3,941,255

Total Investments in Securities	146,463,057		160,945,439			27,208		307,435,704
Other Financial Instruments (b):
Assets:
Futures	1,831,973		432,340			– 0	–	2,264,313
Forward Currency Exchange Contracts	– 0	–	14,207,903			– 0	–	14,207,903
Centrally Cleared Credit Default Swaps	– 0	–	416,070			– 0	–	416,070
Centrally Cleared Interest Rate Swaps	– 0	–	1,669,783			– 0	–	1,669,783
Credit Default Swaps	– 0	–	47,680			– 0	–	47,680
Liabilities:
Futures	(2,628,130)		(353,506)			– 0	–	(2,981,636)
Forward Currency Exchange Contracts	– 0	–	(20,004,149)			– 0	–	(20,004,149)
Call Options Written	– 0	–	(13,261)			– 0	–	(13,261)
Put Options Written	– 0	–	(89,691)			– 0	–	(89,691)
Currency Options Written	– 0	–	(209,228)			– 0	–	(209,228)
Interest Rate Swaptions Written	– 0	–	(19,548)			– 0	–	(19,548)
Centrally Cleared Interest Rate Swaps	– 0	–	(878,696)			– 0	–	(878,696)
Credit Default Swaps	– 0	–	(45,325)			– 0	–	(45,325)

Total (c)	$145,666,900		$156,105,811			$27,208		$301,799,919

(a)	Less than $0.50.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Collateralized Mortgage Obligations			Preferred Stocks
Balance as of 11/30/15	$39,553			$15,656,199			$268
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	3,272			– 0	–		(6)
Change in unrealized appreciation/depreciation	(21)			– 0	–		6
Purchases	– 0	–		– 0	–		– 0	–
Sales	(24,916)			– 0	–		(268)
Transfers in to Level 3	27,172			– 0	–		– 0	–
Transfers out of Level 3	(18,512)			(15,656,199)			– 0	–

Balance as of 8/31/16	$26,548		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$(1,677)		$	– 0	–	$	– 0	–

	Rights		Total
Balance as of 11/30/15	$659			$15,696,679
Accrued discounts/(premiums)	– 0	–		– 0	–
Realized gain (loss)	– 0	–		3,266
Change in unrealized appreciation/depreciation	1			(14)
Purchases	– 0	–		– 0	–
Sales	– 0	–		(25,184)
Transfers in to Level 3	– 0	–		27,172	(a)
Transfers out of Level 3	– 0	–		(15,674,711	)(b)

Balance as of 8/31/16	$660			$27,208

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$1			$(1,676)

(a)	There were de minimis transfers under 1% of net assets between Level 2 and Level 3 during the reporting period.
(b)	An amount of $15,674,711 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$145,113	$152,546	$237,357	$60,302	$210

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$0	$59,641	$55,700	$3,941	$3,670

AB Government Exchange Reserves

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$11,807	$148,995	$160,802	$0	$23,260

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016